UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2018

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon® FUNDS

2017 SEMI-ANNUAL REPORT

December 31, 2017

ALPHA QUANT CORE FUND

ALPHA QUANT DIVIDEND FUND

ALPHA QUANT QUALITY FUND

ALPHA QUANT VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

ALPHA QUANT FUNDS

Investing in value stocks may limit downside risk over time; however, the Funds may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. The Funds are also subject to the following risks: American Beacon Alpha Quant Core Fund – growth stocks; American Beacon Alpha Quant Dividend Fund – dividend-paying stocks, growth stocks, fewer issuers; American Beacon Alpha Quant Quality Fund – growth stocks, fewer issuers; American Beacon Alpha Quant Value Fund – fewer issuers. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in dividend-paying stocks may result in less earnings growth or capital appreciation than investing in non-dividend paying stocks. Because the Funds may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Funds. Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of the Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we are proud to offer a broad range of equity, fixed-income and alternative mutual fund products for institutions and individuals. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced portfolio managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our clients and shareholders meet their long-term financial goals.

Institutional wisdom, enduring value. Since our inception as a pension fiduciary in 1986, American Beacon has focused on identifying and overseeing institutional investment managers and portfolio risk management. In 1987, we leveraged our size and experience to launch a series of sub-advised, multi-

manager mutual funds providing individual investors access to many of the same institutional managers as our pension clients. Following the financial crisis in 2008, we saw that investors were looking for unique solutions from managers who were not necessarily mainstream. In 2010, we began offering mutual funds from single managers with distinctive investment styles or asset classes. As we continue to expand our family of funds, our solutions-based approach provides innovative investments.

Guiding principles. Our “manager of managers” philosophy is built on a long-standing history of innovative thinking, discipline and consistency in applying our solutions-based approach. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style or market strategy – whether through a single sub-advisor or a combination of sub-advisors. Because we take our fiduciary responsibilities very seriously, our thorough manager evaluation and selection process is rigorous and ongoing. Our guiding principles – predictability, style consistency, competitive pricing and long-term relationships – provide a strong foundation for our due-diligence process. Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with asset managers who have adhered to their disciplined processes for many years and through multiple market cycles.

Focus on asset protection and risk mitigation. We strive to provide innovative, long-term products without gimmicks. From offering some of the first multi-manager funds, one of the first retirement-income funds and the first open-end mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process to help protect assets and mitigate risk.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon Alpha Quant Core FundSM

Performance Overview

December 31, 2017 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Core Fund (the “Fund”) returned 13.19% for the six-month period ended December 31, 2017. The Fund outperformed the S&P 500 Index (the “Index”) return of 11.42% for the period.

Total Returns for the Period ended December 31, 2017
	Ticker	6 Months*	Since Inception 3/22/17*
Institutional Class (1,3)	AQCIX	13.47%	15.74%
Y Class (1,3)	AQCYX	13.38%	15.64%
Investor Class (1,3)	AQCPX	13.19%	15.34%

S&P 500 Index (2)		11.42%	15.59%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.	The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 1.13%, 1.23% and 1.51%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s outperformance was related to security selection in the Materials, Consumer Staples, Industrials and Health Care sectors. Within Materials, Avery Dennison Corp. was up 31.1% and Lyondellbasell was up 33.1%. In Consumer Staples, Tyson Foods was up 30.2%, Wal-Mart Stores up 32.0% and Sysco Corp. up 22.5%. Within the Industrials sector, The Boeing Company was up 51.3% while the Fund avoided General Electric, which was down 34.3% for the period. In Health Care, Centene Corp. was up 26.3%.

The aforementioned performance was moderately offset by the Fund’s holdings in Information Technology, with Western Digital Corp. down 9.6%. The Fund did not hold Index position Microsoft, which was up 25.4% for the period which also detracted from performance. In Consumer Discretionary, Starbucks Corp. was down 5.9%, while Hasbro Inc. was down 4.5% and the Fund was absent from Amazon.com Inc. up 20.8%.

From a sector allocation perspective, the Fund benefited from an overweight to Information Technology and underweights to both Utilities and Real Estate. Conversely, a sizeable overweight to Consumer Staples negatively impacted Fund relative returns, as did an underweight to Financials, one of the highest performing sectors for the period. The Fund’s cash position also detracted from performance.

The Fund’s sub-advisor will continue to focus on its quantitative process to identify and invest in a blend of quality and value companies.

American Beacon Alpha Quant Core FundSM

Performance Overview

December 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Boeing Co.		2.3
Avery Dennison Corp.		2.2
Moody’s Corp.		2.1
NetApp, Inc.		2.1
Cigna Corp.		2.0
Apple, Inc.		2.0
Mastercard, Inc., Class A,		2.0
Teradata Corp.		2.0
Freeport-McMoRan, Inc.		2.0
Wal-Mart Stores, Inc.		1.9

Total Fund Holdings	54

Sector Allocation (% Equities)
Information Technology		31.3
Health Care		20.5
Industrials		15.2
Consumer Staples		14.2
Materials		7.7
Energy		5.4
Financials		4.0
Consumer Discretionary		1.7

American Beacon Alpha Quant Dividend FundSM

Performance Overview

December 31, 2017 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Dividend Fund (the “Fund”) returned 11.68% for the six-month period ended December 31, 2017. The Fund outperformed the S&P 500 Value Index (the “Index”) return of 10.03% for the period.

Total Returns for the Period ended December 31, 2017
	Ticker	6 Months*	Since Inception 3/22/17*
Institutional Class (1,3)	AQDIX	11.98%	11.98%
Y Class (1,3)	AQDYX	11.99%	11.87%
Investor Class (1,3)	AQDPX	11.68%	11.57%

S&P 500 Value Index (2)		10.03%	12.43%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	The S&P 500 Value Index is an unmanaged index of common stocks publicly traded in the United States, which represents the value companies, as determined by the Index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization value stocks. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 1.13%, 1.23%, and 1.51%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s outperformance was attributable to security selections in the Industrials, Health Care, Utilities and Consumer Discretionary sectors. Within Industrials, The Boeing Company was up 50.0%, as well as Caterpillar Inc. up 37.5% and Emerson Electric up 18.7%. In Health Care, the Fund benefited from not holding Allergan Plc. down 32.2%, Medtronic Plc. down 7.5% and Merck down 10.8%, while a position in Abbott Laboratories up 13.7% also helped. Within Utilities, Public Service Enterprise was up 21.9%, while in Consumer Discretionary, Target Corp. was up 27.3% and McDonald’s up 14.4%.

The aforementioned performance was moderately offset by the Fund’s holdings in the Consumer Staples sector, with Kimberly Clark Corp. down 4.8% and Altria Group Inc. down 2.0%. In Financials, the Fund was absent from Bank of America up 22.8%, JPMorgan Chase up 18.3% and Berkshire Hathaway up 17.0%.

From a sector allocation perspective, relative performance was hindered by a large underweight to Financials, a high performing sector. Detracting further value during the period were overweights to Utilities and Real Estate, as well as the Fund’s cash position. In contrast, overweights to Materials and Information Technology added modest value to relative returns.

The Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in high-quality, dividend-paying stocks with high credit-worthiness and liquidity.

American Beacon Alpha Quant Dividend FundSM

Performance Overview

December 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
QUALCOMM, Inc.		3.7
International Flavors & Fragrances, Inc.		3.5
Altria Group, Inc.		3.4
Cisco Systems, Inc.		3.4
Verizon Communications, Inc.		3.4
Valero Energy Corp.		3.4
Target Corp.		3.4
General Mills, Inc.		3.4
Emerson Electric Co.		3.4
Cummins, Inc.		3.3

Total Fund Holdings	30

Sector Allocation (% Equities)
Consumer Staples		13.4
Industrials		13.4
Health Care		13.1
Information Technology		10.4
Materials		10.0
Utilities		9.9
Telecommunication Services		6.8
Energy		6.7
Consumer Discretionary		6.6
Real Estate		6.4
Financials		3.3

American Beacon Alpha Quant Quality FundSM

Performance Overview

December 31, 2017 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Quality Fund (the “Fund”) returned 14.90% for the six-month period ended December 31, 2017. The Fund outperformed the S&P 500 Growth Index (the “Index”) return of 12.45% for the period.

Total Returns for the Period ended December 31, 2017
	Ticker	6 Months*	Since Inception 3/22/17*
Institutional Class (1,3)	AQQIX	15.08%	16.23%
Y Class (1,3)	AQQYX	15.09%	16.13%
Investor Class (1,3)	AQQPX	14.90%	15.93%

S&P 500 Growth Index (2)		12.45%	18.13%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.	The S&P 500 Growth Index is an unmanaged index of common stocks publicly traded in the United States, which represents the growth companies, as determined by the Index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization growth stocks. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 1.13%, 1.23% and 1.51%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s outperformance was due to security selection in the Materials, Industrials and Consumer Staples sectors. Within Materials, Lyondellbasell was up 33.4% and Avery Dennison Corp. up 31.1%. In Industrials, The Boeing Company was up 52.0% and the Fund was not invested in Index position General Electric, which was down 34.3%. In Consumer Staples, Sysco Corp. was up 22.0%.

The aforementioned performance was slightly offset by the Fund’s holdings in the Information Technology and Energy sectors. Relative to the Index, the Fund was absent from Microsoft Corp. up 25.4%, Apple Inc. up 18.4% and Applied Materials Inc. up 24.2% in Information Technology. Within Energy, the Fund did not hold Index position Occidental Petroleum Corp. up 26.0%.

From a sector allocation perspective, the Fund held an overweight to Consumer Staples (the worst performing sector for the Index), which detracted from relative returns. Also negatively impacting performance was an underweight to Information Technology and the Fund’s cash position. In contrast, the Fund benefited from underweights to Health Care, Real Estate and Energy.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in high-quality stocks with above-average growth potential.

American Beacon Alpha Quant Quality FundSM

Performance Overview

December 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
S&P Global, Inc.		3.8
Boeing Co.		3.8
Mastercard, Inc., Class A,		3.7
LyondellBasell Industries N.V., Class A,		3.7
Texas Instruments, Inc.		3.6
Express Scripts Holding Co.		3.5
Intuit, Inc.		3.4
VeriSign, Inc.		3.4
Costco Wholesale Corp.		3.4
Avery Dennison Corp.		3.4

Total Fund Holdings	30

Sector Allocation (% Equities)
Information Technology		36.5
Industrials		16.6
Consumer Staples		13.2
Health Care		13.1
Financials		7.1
Materials		7.1
Energy		3.2
Consumer Discretionary		3.2

American Beacon Alpha Quant Value FundSM

Performance Overview

December 31, 2017 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Value Fund (the “Fund”) returned 13.83% for the six-month period ended December 31, 2017. The Fund outperformed the S&P 500 Value Index (the “Index”) return of 10.03% for the period.

Total Returns for the Period ended December 31, 2017
	Ticker	6 Months*	Since Inception 3/22/17*
Institutional Class (1,3)	AQVVX	14.11%	16.74%
Y Class (1,3)	AQVYX	14.02%	16.64%
Investor Class (1,3)	AQVPX	13.83%	16.34%

S&P 500 Value Index (2)		10.03%	12.43%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.	The S&P 500 Value Index is an unmanaged index of common stocks publicly traded in the United Sates, which represents the value companies, as determined by the Index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization value stocks. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 1.13%, 1.23% and 1.51%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s outperformance was related to security selection in the Health Care, Industrials and Materials sectors. Within Health Care, Centene Corp. was up 26.3% and Cigna Corp. up 21.0% while the Fund did not hold Index positions in Allergan Plc. and Medtronic Plc., which were down 32.2% and 7.5%, respectively. In Industrials, the Fund held The Boeing Company up 52.3% and Jacobs Engineering Group up 21.9%, while avoiding General Electric, which was down 34.3% for the period. In Materials, Lyondellbasell was up 33.1% and Freeport McMoran was up 16.4%.

The aforementioned performance was slightly offset by the Fund’s holdings in Information Technology, with Western Digital Corp. down 9.5%.

From a sector allocation perspective, an absence from the Financials sector had negative impact on relative performance. Further detractions were an overweight to Health Care, a low performer for the period and the Fund’s cash positioning. In contrast, the Fund benefited from a sizeable overweight to Information Technology, the best performing sector. Avoiding Utilities and Real Estate also added to relative performance for the period.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, factor-based approach to equity investing in companies with low-leverage and excess cash.

American Beacon Alpha Quant Value FundSM

Performance Overview

December 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Centene Corp.		3.9
Apple, Inc.		3.8
Wal-Mart Stores, Inc.		3.7
Boeing Co.		3.6
NetApp, Inc.		3.6
HP, Inc.		3.6
Freeport-McMoRan, Inc.		3.5
Valero Energy Corp.		3.4
Juniper Networks, Inc.		3.4
Cigna Corp.		3.3

Total Fund Holdings	30

Sector Allocation (% Equities)
Information Technology		27.4
Health Care		26.5
Industrials		13.3
Consumer Staples		13.1
Materials		10.0
Energy		9.7

American Beacon FundsSM

Expense Examples

December 31, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2017 through December 31, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

December 31, 2017 (Unaudited)

American Beacon Alpha Quant Core Fund
	Beginning Account Value 7/1/2017	Ending Account Value 12/31/2017	Expenses Paid During Period 7/1/2017-12/31/2017*
Institutional Class
Actual	$1,000.00	$1,134.70	$3.71
Hypothetical**	$1,000.00	$1,021.70	$3.52
Y Class
Actual	$1,000.00	$1,133.80	$4.25
Hypothetical**	$1,000.00	$1,021.20	$4.02
Investor Class
Actual	$1,000.00	$1,131.90	$5.75
Hypothetical**	$1,000.00	$1,019.80	$5.45

*	Expenses are equal to the Fund’s annualized expense ratios for the period of 0.69%, 0.79% and 1.07% for the Institutional, Y and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the period.
**	5% return before expenses.

American Beacon Alpha Quant Dividend Fund
	Beginning Account Value 7/1/2017	Ending Account Value 12/31/2017	Expenses Paid During Period 7/1/2017-12/31/2017*
Institutional Class
Actual	$1,000.00	$1,119.70	$3.69
Hypothetical**	$1,000.00	$1,021.70	$3.52
Y Class
Actual	$1,000.00	$1,119.90	$4.22
Hypothetical**	$1,000.00	$1,021.20	$4.02
Investor Class
Actual	$1,000.00	$1,116.80	$5.71
Hypothetical**	$1,000.00	$1,019.80	$5.45

*	Expenses are equal to the Fund’s annualized expense ratios for the period of 0.69%, 0.79% and 1.07% for the Institutional, Y and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the period.
**	5% return before expenses.

American Beacon FundsSM

Expense Examples

December 31, 2017 (Unaudited)

American Beacon Alpha Quant Quality Fund
	Beginning Account Value 7/1/2017	Ending Account Value 12/31/2017	Expenses Paid During Period 7/1/2017-12/31/2017*
Institutional Class
Actual	$1,000.00	$1,150.80	$3.74
Hypothetical**	$1,000.00	$1,021.70	$3.52
Y Class
Actual	$1,000.00	$1,150.90	$4.28
Hypothetical**	$1,000.00	$1,021.20	$4.02
Investor Class
Actual	$1,000.00	$1,149.00	$5.80
Hypothetical**	$1,000.00	$1,019.80	$5.45

*	Expenses are equal to the Fund’s annualized expense ratios for the period of 0.69%, 0.79% and 1.07% for the Institutional, Y and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the period.
**	5% return before expenses.

American Beacon Alpha Quant Value Fund
	Beginning Account Value 7/1/2017	Ending Account Value 12/31/2017	Expenses Paid During Period 7/1/2017-12/31/2017*
Institutional Class
Actual	$1,000.00	$1,141.10	$3.72
Hypothetical**	$1,000.00	$1,021.70	$3.52
Y Class
Actual	$1,000.00	$1,140.20	$4.15
Hypothetical**	$1,000.00	$1,021.30	$3.92
Investor Class
Actual	$1,000.00	$1,138.30	$5.87
Hypothetical**	$1,000.00	$1,019.70	$5.55

*	Expenses are equal to the Fund’s annualized expense ratios for the period of 0.69%, 0.79% and 1.07% for the Institutional, Y and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the period.
**	5% return before expenses.

American Beacon Alpha Quant Core FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.50%
Consumer Discretionary - 1.68%
Leisure Products - 1.68%
Hasbro, Inc.	446	$40,537

Consumer Staples - 14.16%
Food & Staples Retailing - 8.95%
Costco Wholesale Corp.	220	40,947
CVS Health Corp.	575	41,688
Sysco Corp.	710	43,118
Wal-Mart Stores, Inc.	475	46,906
Walgreens Boots Alliance, Inc.	590	42,846

		215,505

Food Products - 1.68%
Conagra Brands, Inc.	1,075	40,495

Household Products - 3.53%
Church & Dwight Co., Inc.	885	44,400
Clorox Co.	274	40,755

		85,155

Total Consumer Staples		341,155

Energy - 5.34%
Oil, Gas & Consumable Fuels - 5.34%
Exxon Mobil Corp.	500	41,820
Marathon Petroleum Corp.	645	42,557
Valero Energy Corp.	481	44,209

		128,586

Total Energy		128,586

Financials - 3.96%
Capital Markets - 3.96%
Moody’s Corp.	345	50,925
S&P Global, Inc.	262	44,383

		95,308

Total Financials		95,308

Health Care - 20.40%
Biotechnology - 7.28%
Amgen, Inc.	256	44,518
Biogen, Inc.A	136	43,326
Celgene Corp.A	427	44,562
Gilead Sciences, Inc.	600	42,984

		175,390

Health Care Providers & Services - 11.26%
AmerisourceBergen Corp.	495	45,451
Centene Corp.A	442	44,589
Cigna Corp.	241	48,945
Express Scripts Holding Co.A	603	45,008
Humana, Inc.	181	44,900
McKesson Corp.	271	42,262

		271,155

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.50% (continued)
Health Care - 20.40% (continued)
Pharmaceuticals - 1.86%
Pfizer, Inc.	1,240	$44,913

Total Health Care		491,458

Industrials - 15.14%
Aerospace & Defense - 4.17%
Boeing Co.	188	55,443
Lockheed Martin Corp.	140	44,947

		100,390

Air Freight & Logistics - 1.86%
Expeditors International of Washington, Inc.	695	44,959

Airlines - 3.61%
Alaska Air Group, Inc.	596	43,812
Southwest Airlines Co.	658	43,066

		86,878

Construction & Engineering - 3.62%
Fluor Corp.	827	42,715
Jacobs Engineering Group, Inc.	674	44,457

		87,172

Professional Services - 1.88%
Dun & Bradstreet Corp.	382	45,233

Total Industrials		364,632

Information Technology - 31.12%
Communications Equipment - 5.12%
Cisco Systems, Inc.	1,086	41,594
F5 Networks, Inc.A	314	41,203
Juniper Networks, Inc.	1,425	40,612

		123,409

Internet Software & Services - 5.22%
Alphabet, Inc., Class AA	39	41,083
Facebook, Inc., Class AA	231	40,762
VeriSign, Inc.A	384	43,945

		125,790

IT Services - 5.69%
Mastercard, Inc., Class A	317	47,981
Teradata Corp.A	1,239	47,652
Visa, Inc., Class A	363	41,389

		137,022

Semiconductors & Semiconductor Equipment - 5.52%
Applied Materials, Inc.	800	40,896
KLA-Tencor Corp.	432	45,390
Texas Instruments, Inc.	446	46,580

		132,866

Software - 1.85%
Intuit, Inc.	283	44,652

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.50% (continued)
Information Technology - 31.12% (continued)
Technology Hardware, Storage & Peripherals - 7.72%
Apple, Inc.	284	$48,061
HP, Inc.	2,184	45,886
NetApp, Inc.	914	50,563
Western Digital Corp.	521	41,435

		185,945

Total Information Technology		749,684

Materials - 7.70%
Chemicals - 1.73%
LyondellBasell Industries N.V., Class A	378	41,701

Containers & Packaging - 2.21%
Avery Dennison Corp.	464	53,295

Metals & Mining - 3.76%
Freeport-McMoRan, Inc.A	2,500	47,400
Newmont Mining Corp.	1,149	43,110

		90,510

Total Materials		185,506

Total Common Stocks (Cost $2,120,407)		2,396,866

SHORT-TERM INVESTMENTS - 2.11% (Cost $50,721)
Investment Companies - 2.11%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.13%B C	50,721	50,721

TOTAL INVESTMENTS - 101.61% (Cost $2,171,128)		2,447,587
LIABILITIES, NET OF OTHER ASSETS - (1.61%)		(38,674)

TOTAL NET ASSETS - 100.00%		$2,408,913

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2017, the investments were classified as described below:

Alpha Quant Core Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,396,866	$-	$-	$2,396,866
Short-Term Investments	50,721	-	-	50,721

Total Investments in Securities - Assets	$2,447,587	$-	$-	$2,447,587

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended December 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.09%
Consumer Discretionary - 6.55%
Media - 3.17%
Omnicom Group, Inc.	987	$71,883

Multiline Retail - 3.38%
Target Corp.	1,176	76,734

Total Consumer Discretionary		148,617

Consumer Staples - 13.31%
Beverages - 3.22%
Coca-Cola Co.	1,592	73,041

Food Products - 3.38%
General Mills, Inc.	1,293	76,662

Household Products - 3.27%
Kimberly-Clark Corp.	615	74,206

Tobacco - 3.44%
Altria Group, Inc.	1,094	78,122

Total Consumer Staples		302,031

Energy - 6.67%
Oil, Gas & Consumable Fuels - 6.67%
Exxon Mobil Corp.	891	74,523
Valero Energy Corp.	835	76,745

		151,268

Total Energy		151,268

Financials - 3.22%
Banks - 3.22%
People’s United Financial, Inc.	3,910	73,117

Health Care - 12.95%
Biotechnology - 6.39%
Amgen, Inc.	412	71,647
Gilead Sciences, Inc.	1,024	73,359

		145,006

Health Care Providers & Services - 3.25%
Cardinal Health, Inc.	1,205	73,830

Pharmaceuticals - 3.31%
Pfizer, Inc.	2,071	75,012

Total Health Care		293,848

Industrials - 13.28%
Aerospace & Defense - 3.32%
Lockheed Martin Corp.	235	75,447

Air Freight & Logistics - 3.24%
United Parcel Service, Inc., Class B	617	73,515

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.09% (continued)
Industrials - 13.28% (continued)
Electrical Equipment - 3.38%
Emerson Electric Co.	1,100	$76,659

Machinery - 3.34%
Cummins, Inc.	429	75,779

Total Industrials		301,400

Information Technology - 10.33%
Communications Equipment - 3.41%
Cisco Systems, Inc.	2,022	77,443

IT Services - 3.20%
International Business Machines Corp.	473	72,568

Semiconductors & Semiconductor Equipment - 3.72%
QUALCOMM, Inc.	1,317	84,314

Total Information Technology		234,325

Materials - 9.95%
Chemicals - 9.95%
Air Products & Chemicals, Inc.	432	70,883
International Flavors & Fragrances, Inc.	525	80,120
Praxair, Inc.	483	74,710

		225,713

Total Materials		225,713

Real Estate - 6.31%
Equity Real Estate Investment Trusts (REITs) - 6.31%
AvalonBay Communities, Inc.	400	71,364
Kimco Realty Corp.	3,953	71,747

		143,111

Total Real Estate		143,111

Telecommunication Services - 6.68%
Diversified Telecommunication Services - 6.68%
AT&T, Inc.	1,913	74,377
Verizon Communications, Inc.	1,457	77,119

		151,496

Total Telecommunication Services		151,496

Utilities - 9.84%
Electric Utilities - 6.61%
American Electric Power Co., Inc.	1,029	75,704
Southern Co.	1,544	74,251

		149,955

Multi-Utilities - 3.23%
Public Service Enterprise Group, Inc.	1,424	73,336

Total Utilities		223,291

Total Common Stocks (Cost $2,183,338)		2,248,217

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 1.07% (Cost $24,191)
Investment Companies - 1.07%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.13%A B	24,191	$24,191

TOTAL INVESTMENTS - 100.16% (Cost $2,207,529)		2,272,408
LIABILITIES, NET OF OTHER ASSETS - (0.16%)		(3,520)

TOTAL NET ASSETS - 100.00%		$2,268,888

Percentages are stated as a percent of net assets.

A The Fund is affiliated by having the same investment advisor.

B 7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2017, the investments were classified as described below:

Alpha Quant Dividend Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,248,217	$-	$-	$2,248,217
Short-Term Investments	24,191	-	-	24,191

Total Investments in Securities - Assets	$2,272,408	$-	$-	$2,272,408

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended December 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.25%
Consumer Discretionary - 3.16%
Leisure Products - 3.16%
Hasbro, Inc.	819	$74,439

Consumer Staples - 13.05%
Food & Staples Retailing - 6.66%
Costco Wholesale Corp.	425	79,101
Sysco Corp.	1,280	77,734

		156,835

Household Products - 6.39%
Church & Dwight Co., Inc.	1,535	77,011
Clorox Co.	494	73,478

		150,489

Total Consumer Staples		307,324

Energy - 3.23%
Oil, Gas & Consumable Fuels - 3.23%
Valero Energy Corp.	827	76,010

Financials - 7.07%
Capital Markets - 7.07%
Moody’s Corp.	521	76,905
S&P Global, Inc.	528	89,443

		166,348

Total Financials		166,348

Health Care - 13.03%
Biotechnology - 6.23%
Biogen, Inc.A	225	71,678
Celgene Corp.A	719	75,035

		146,713

Health Care Providers & Services - 6.80%
AmerisourceBergen Corp.	850	78,047
Express Scripts Holding Co.A	1,100	82,104

		160,151

Total Health Care		306,864

Industrials - 16.50%
Aerospace & Defense - 6.96%
Boeing Co.	300	88,473
Lockheed Martin Corp.	235	75,447

		163,920

Air Freight & Logistics - 3.27%
Expeditors International of Washington, Inc.	1,188	76,851

Airlines - 3.24%
Southwest Airlines Co.	1,167	76,380

Professional Services - 3.03%
Dun & Bradstreet Corp.	602	71,283

Total Industrials		388,434

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.25% (continued)
Information Technology - 36.20%
Communications Equipment - 3.08%
F5 Networks, Inc.A	552	$72,434

Internet Software & Services - 9.68%
Alphabet, Inc., Class AA	70	73,738
Facebook, Inc., Class AA	420	74,113
VeriSign, Inc.A	700	80,108

		227,959

IT Services - 7.01%
Mastercard, Inc., Class A	571	86,426
Visa, Inc., Class A	690	78,674

		165,100

Semiconductors & Semiconductor Equipment - 9.84%
Applied Materials, Inc.	1,425	72,846
KLA-Tencor Corp.	715	75,125
Texas Instruments, Inc.	802	83,761

		231,732

Software - 3.43%
Intuit, Inc.	511	80,626

Technology Hardware, Storage & Peripherals - 3.16%
Apple, Inc.	440	74,461

Total Information Technology		852,312

Materials - 7.01%
Chemicals - 3.66%
LyondellBasell Industries N.V., Class A	780	86,049

Containers & Packaging - 3.35%
Avery Dennison Corp.	687	78,909

Total Materials		164,958

Total Common Stocks (Cost $2,057,405)		2,336,689

SHORT-TERM INVESTMENTS - 1.10% (Cost $25,862)
Investment Companies - 1.10%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.13%B C	25,862	25,862

TOTAL INVESTMENTS - 100.35% (Cost $2,083,267)		2,362,551
LIABILITIES, NET OF OTHER ASSETS - (0.35%)		(8,218)

TOTAL NET ASSETS - 100.00%		$2,354,333

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2017, the investments were classified as described below:

Alpha Quant Quality Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,336,689	$-	$-	$2,336,689
Short-Term Investments	25,862	-	-	25,862

Total Investments in Securities - Assets	$2,362,551	$-	$-	$2,362,551

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended December 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.06%
Consumer Staples - 13.02%
Food & Staples Retailing - 9.95%
CVS Health Corp.	1,041	$75,472
Wal-Mart Stores, Inc.	891	87,986
Walgreens Boots Alliance, Inc.	1,025	74,436

		237,894

Food Products - 3.07%
Conagra Brands, Inc.	1,950	73,457

Total Consumer Staples		311,351

Energy - 9.59%
Oil, Gas & Consumable Fuels - 9.59%
Exxon Mobil Corp.	880	73,603
Marathon Petroleum Corp.	1,119	73,832
Valero Energy Corp.	890	81,800

		229,235

Total Energy		229,235

Health Care - 26.23%
Biotechnology - 6.21%
Amgen, Inc.	422	73,386
Gilead Sciences, Inc.	1,047	75,007

		148,393

Health Care Providers & Services - 16.88%
Centene Corp.A	930	93,818
Cigna Corp.	394	80,017
Express Scripts Holding Co.A	1,048	78,223
Humana, Inc.	310	76,902
McKesson Corp.	479	74,700

		403,660

Pharmaceuticals - 3.14%
Pfizer, Inc.	2,075	75,157

Total Health Care		627,210

Industrials - 13.18%
Aerospace & Defense - 3.62%
Boeing Co.	294	86,704

Airlines - 3.20%
Alaska Air Group, Inc.	1,040	76,450

Construction & Engineering - 6.36%
Fluor Corp.	1,500	77,475
Jacobs Engineering Group, Inc.	1,131	74,601

		152,076

Total Industrials		315,230

Information Technology - 27.16%
Communications Equipment - 9.85%
Cisco Systems, Inc.	2,037	78,017
F5 Networks, Inc.A	588	77,157

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.06% (continued)
Information Technology - 27.16% (continued)
Communications Equipment - 9.85% (continued)
Juniper Networks, Inc.	2,825	$80,513

		235,687

IT Services - 3.25%
Teradata Corp.A	2,019	77,651

Technology Hardware, Storage & Peripherals - 14.06%
Apple, Inc.	530	89,692
HP, Inc.	4,067	85,447
NetApp, Inc.	1,562	86,410
Western Digital Corp.	938	74,599

		336,148

Total Information Technology		649,486

Materials - 9.88%
Chemicals - 3.25%
LyondellBasell Industries N.V., Class A	705	77,775

Metals & Mining - 6.63%
Freeport-McMoRan, Inc.A	4,398	83,386
Newmont Mining Corp.	2,003	75,153

		158,539

Total Materials		236,314

Total Common Stocks (Cost $2,092,173)		2,368,826

SHORT-TERM INVESTMENTS - 1.02% (Cost $24,484)
Investment Companies - 1.02%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.13%B C	24,484	24,484

TOTAL INVESTMENTS - 100.08% (Cost $2,116,657)		2,393,310
LIABILITIES, NET OF OTHER ASSETS - (0.08%)		(1,863)

TOTAL NET ASSETS - 100.00%		$2,391,447

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2017, the investments were classified as described below:

Alpha Quant Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,368,826	$-	$-	$2,368,826
Short-Term Investments	24,484	-	-	24,484

Total Investments in Securities - Assets	$2,393,310	$-	$-	$2,393,310

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended December 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2017 (Unaudited)

	Alpha Quant Core Fund	Alpha Quant Dividend Fund	Alpha Quant Quality Fund	Alpha Quant Value Fund
Assets:
Investments in unaffiliated securities, at fair value†	$2,396,866	$2,248,217	$2,336,689	$2,368,826
Investments in affiliated securities, at fair value‡	50,721	24,191	25,862	24,484
Dividends and interest receivable	1,095	4,933	177	1,795
Receivable for fund shares sold	-	7,000	7,000	8,000
Receivable for expense reimbursement (Note 2)	671	633	635	-
Deferred offering costs	2,658	2,658	2,658	2,658
Prepaid expenses	18,571	18,476	18,517	23,110

Total assets	2,470,582	2,306,108	2,391,538	2,428,873

Liabilities:
Payable for investments purchased	24,323	-	-	-
Payable for expense reimbursement (Note 2)	-	-	-	213
Management and sub-advisory fees payable (Note 2)	1,190	1,135	1,179	1,192
Service fees payable (Note 2)	25	24	25	27
Transfer agent fees payable (Note 2)	5,390	5,392	5,390	5,395
Custody and fund accounting fees payable	2,473	2,473	2,473	2,473
Professional fees payable	27,365	27,421	27,366	27,354
Other liabilities	903	775	772	772

Total liabilities	61,669	37,220	37,205	37,426

Net assets	$2,408,913	$2,268,888	$2,354,333	$2,391,447

Analysis of net assets:
Paid-in-capital	$2,121,321	$2,072,556	$2,046,787	$2,090,210
Undistributed (or overdistribution of) net investment income	(2,469)	535	(1,505)	(2,324)
Accumulated net realized gain	13,602	130,918	29,767	26,908
Unrealized appreciation of investments in unaffiliated securitiesA	276,459	64,879	279,284	276,653

Net assets	$2,408,913	$2,268,888	$2,354,333	$2,391,447

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	188,314	183,565	181,294	182,720

Y Class	11,863	12,020	11,796	13,075

Investor Class	10,498	11,150	10,977	12,224

Net assets:
Institutional Class	$2,153,653	$2,015,022	$2,092,033	$2,101,083

Y Class	$135,558	$131,837	$136,007	$150,228

Investor Class	$119,702	$122,029	$126,293	$140,136

Net asset value, offering and redemption price per share:
Institutional Class	$11.44	$10.98	$11.54	$11.50

Y Class	$11.43	$10.97	$11.53	$11.49

Investor Class	$11.40	$10.94	$11.51	$11.46

† Cost of investments in unaffiliated securities	$2,120,407	$2,183,338	$2,057,405	$2,092,173
‡ Cost of investments in affiliated securities	$50,721	$24,191	$25,862	$24,484
A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2017 (Unaudited)

	Alpha Quant Core Fund	Alpha Quant Dividend Fund	Alpha Quant Quality Fund	Alpha Quant Value Fund
Investment income:
Dividend income from unaffiliated securities	$26,705	$36,732	$16,414	$35,693
Dividend income from affiliated securities	215	151	65	118

Total investment income	26,920	36,883	16,479	35,811

Expenses:
Management and sub-advisory fees (Note 2)	6,541	6,358	6,525	6,579
Transfer agent fees:
Institutional Class (Note 2)	1,723	1,726	1,724	1,724
Y Class (Note 2)	1,777	1,776	1,774	1,729
Investor Class	2,306	2,302	2,302	2,314
Custody and fund accounting fees	1,603	1,603	1,603	1,603
Professional fees	26,601	26,588	26,598	26,605
Registration fees and expenses	32,966	32,966	32,965	28,409
Service fees (Note 2):
Investor Class	140	136	139	149
Prospectus and shareholder report expenses	1,553	1,546	1,546	1,549
Trustee fees (Note 2)	67	66	67	67
Other expenses	982	834	836	836

Total expenses	76,259	75,901	76,079	71,564

Net fees waived and expenses (reimbursed) (Note 2)	(68,470)	(68,329)	(68,309)	(63,712)

Net expenses	7,789	7,572	7,770	7,852

Net investment income	19,131	29,311	8,709	27,959

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	19,566	131,442	40,500	32,979
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	236,998	79,020	255,863	229,020

Net gain from investments	256,564	210,462	296,363	261,999

Net increase in net assets resulting from operations	$275,695	$239,773	$305,072	$289,958

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Alpha Quant Core Fund			Alpha Quant Dividend Fund
	Six Months Ended December 31, 2017	March 22, 2017A to June 30, 2017		Six Months Ended December 31, 2017	March 22, 2017A to June 30, 2017
	(unaudited)			(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$19,131	$5,929		$29,311	$13,213
Net realized gain (loss) from investments in unaffiliated securities	19,566	(5,964)		131,442	-
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	236,998	39,461		79,020	(14,141)

Net increase (decrease) in net assets resulting from operations	275,695	39,426		239,773	(928)

Distributions to shareholders:
Net investment income:
Institutional Class	(24,547)	-		(37,283)	-
Y Class	(1,582)	-		(2,323)	-
Investor Class	(1,400)	-		(2,134)	-
Net realized gain from investments:
Institutional Class	-	-		(689)	-
Y Class	-	-		(45)	-
Investor Class	-	-		(39)	-

Net distributions to shareholders	(27,529)	-		(42,513)	-

Capital share transactions (Note 9):
Proceeds from sales of shares	90,792	3,000		27,043	3,000
Reinvestment of dividends and distributions	27,529	-		42,513	-

Net increase in net assets from capital share transactions	118,321	3,000		69,556	3,000

Net increase in net assets	366,487	42,426		266,816	2,072

Net assets:
Beginning of period	2,042,426	2,000,000	B	2,002,072	2,000,000	B

End of period*	$2,408,913	$2,042,426		$2,268,888	$2,002,072

*Includes undistributed (or overdistribution of) net investment income	$(2,469)	$5,929		$535	$12,964

A Commencement of operations.
B Seed capital.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Alpha Quant Quality Fund			Alpha Quant Value Fund
	Six Months Ended December 31, 2017	March 22, 2017A to June 30, 2017		Six Months Ended December 31, 2017	March 22, 2017A to June 30, 2017
	(unaudited)			(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$8,709	$6,613		$27,959	$5,352
Net realized gain (loss) from investments in unaffiliated securities	40,500	(10,733)		32,979	(6,071)
Change in net unrealized appreciation of investments in unaffiliated securities	255,863	23,421		229,020	47,633

Net increase in net assets resulting from operations	305,072	19,301		289,958	46,914

Distributions to shareholders:
Net investment income:
Institutional Class	(14,994)	-		(31,446)	-
Y Class	(976)	-		(2,250)	-
Investor Class	(857)	-		(1,939)	-

Net distributions to shareholders	(16,827)	-		(35,635)	-

Capital share transactions (Note 9):
Proceeds from sales of shares	26,960	3,000		48,575	6,000
Reinvestment of dividends and distributions	16,827	-		35,635	-

Net increase in net assets from capital share transactions	43,787	3,000		84,210	6,000

Net increase in net assets	332,032	22,301		338,533	52,914

Net assets:
Beginning of period	2,022,301	2,000,000	B	2,052,914	2,000,000	B

End of period*	$2,354,333	$2,022,301		$2,391,447	$2,052,914

*Includes undistributed (or overdistribution of) net investment income	$(1,505)	$6,613		$(2,324)	$5,352

A Commencement of operations.
B Seed capital.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-end management investment companies. As of December 31, 2017, the Trust consists of thirty-three active series, four of which are presented in this filing: American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, and American Beacon Alpha Quant Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-nine active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Organization and Offering Costs

Organizational costs consist of the costs of forming the Funds, drafting the bylaws, administration, custody and transfer agency agreements, and legal services in connection with the initial meeting of trustees, and were expensed immediately as incurred. Offering costs consist of the costs of preparation, review and filing with the SEC the Funds’ registration statement (including the Prospectus and the Statement of Additional Information), the costs of preparation, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and the amounts of associated filing fees and legal fees associated with the offering. Organizational costs and offering costs are subject to the Funds’ expense limitation agreement discussed in Note 2 and offering costs require amortization over twelve months on a straight-line basis from the commencement of operations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Alpha Quant Advisors, LLC (the “Sub-Advisor”), an affiliate of the Manager, pursuant to which the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

First $5 billion	0.25%
Over $5 billion	0.20%

The Management and Sub-Advisory Fees paid by the Fund for the period ended December 31, 2017 were as follows:

Alpha Quant Core Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,816
Sub-Advisor Fees	0.25%	2,725

Total	0.60%	$6,541

Alpha Quant Dividend Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,709
Sub-Advisor Fees	0.25%	2,649

Total	0.60%	$6,358

Alpha Quant Quality Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,806
Sub-Advisor Fees	0.25%	2,719

Total	0.60%	$6,525

Alpha Quant Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,838
Sub-Advisor Fees	0.25%	2,741

Total	0.60%	$6,579

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Distribution Plans

The Funds have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into Service Plans that obligates the Manager to oversee additional shareholder servicing of the Investor Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Funds, pursuant to the Trust’s Board of Trustees (the “Board”) approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended December 31, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Alpha Quant Core	$80
Alpha Quant Dividend	78
Alpha Quant Quality	79
Alpha Quant Value	33

As of December 31, 2017, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Alpha Quant Core	$10
Alpha Quant Dividend	10
Alpha Quant Quality	11
Alpha Quant Value	12

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2017, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Alpha Quant Core	$43
Alpha Quant Dividend	49
Alpha Quant Quality	35
Alpha Quant Value	46

Interfund Credit Facility

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating Funds for temporary purposes. The interfund credit facility is advantageous to the Funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a Fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2017, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the expense cap. During the period ended December 31, 2017, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Fund	Class	7/1/2017 - 12/31/2017
Alpha Quant Core	Institutional	0.69%	$58,146	$-	2021
Alpha Quant Core	Y	0.79%	4,882	-	2021
Alpha Quant Core	Investor	1.07%	5,442	-	2021
Alpha Quant Dividend	Institutional	0.69%	58,007	-	2021
Alpha Quant Dividend	Y	0.79%	4,885	-	2021
Alpha Quant Dividend	Investor	1.07%	5,437	-	2021
Alpha Quant Quality	Institutional	0.69%	57,996	-	2021
Alpha Quant Quality	Y	0.79%	4,880	-	2021
Alpha Quant Quality	Investor	1.07%	5,433	-	2021
Alpha Quant Value	Institutional	0.69%	53,593	-	2021
Alpha Quant Value	Y	0.79%	4,745	-	2021
Alpha Quant Value	Investor	1.07%	5,374	-	2021

Of these amounts, $671, $633, and $635 were disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at December 31, 2017 for the Alpha Quant Core Fund, Alpha Quant Dividend Fund, and Alpha Quant Quality Fund, respectively, and $213 was disclosed as a payable to the Manager on the Statements of Assets and Liabilities at December 31, 2017 for the Alpha Quant Value Fund.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Alpha Quant Core Fund, Alpha Quant Dividend Fund, and Alpha Quant Quality Fund did not record a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Alpha Quant Core	$-	$75,795	$-	2020
Alpha Quant Dividend	-	75,502	-	2020
Alpha Quant Quality	-	75,487	-	2020
Alpha Quant Value	-	75,549	-	2020

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a controlling ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2017, based on management’s evaluation of the shareholder account base, one account has been identified as representing an affiliated controlling ownership of approximately 86%, 89%, 89%, and 88% for the Alpha Quant Core Fund, Alpha Quant Dividend Fund, Alpha Quant Quality Fund, and Alpha Quant Value Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $10,000 fee each quarter for his attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Funds did not hold any Level 2 securities at the period ended December 31, 2017.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investment Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Focused Holdings Risk

Because the Funds may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Funds’ NAV and total return when compared to other diversified funds.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi- governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The results of the 2016 U.S. presidential election may result in significant changes in certain policies. These changes may result in lower corporate taxes, higher levels of public debt, higher interest rates, more restrictions on international trade, and less stringent prudential regulation of certain players in the financial markets.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The abandonment of the euro or withdrawal from the European Union (“EU”) on the part of the United Kingdom or any other member could significantly adversely affect the value of a Fund’s investments in Europe. Particularly, the United Kingdom’s vote to leave the EU could lead to a prolonged period of uncertainty as to the exact terms of exit and the impact on different industry sectors and increased market volatility.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. The tax year ended June 30, 2017 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2017 the tax cost for each Fund and their respective gross unrealized appreciation and depreciation were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alpha Quant Core	$2,171,128	$289,113	$(12,654)	$276,459
Alpha Quant Dividend	2,207,479	108,004	(43,075)	64,929
Alpha Quant Quality	2,083,267	291,748	(12,464)	279,284
Alpha Quant Value	2,116,657	295,210	(18,557)	276,653

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the year ended June 30, 2017, the Funds have the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Alpha Quant Core	$5,964	$-
Alpha Quant Quality	10,733	-
Alpha Quant Value	6,071	-

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Alpha Quant Core	$871,110	$-	$695,529	$-
Alpha Quant Dividend	1,078,696	-	981,541	-
Alpha Quant Quality	960,625	-	865,880	-
Alpha Quant Value	720,294	-	595,662	-

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2017 are as follows:

Fund	Type of Transaction	June 30, 2017 Share/Fair Value	Purchases	Sales	December 31, 2017 Share/Fair Value	Dividend Income
Alpha Quant Core Fund	Direct	$56,058	$189,449	$194,786	$50,721	$215
Alpha Quant Dividend Fund	Direct	94,818	121,953	192,580	24,191	151
Alpha Quant Quality Fund	Direct	55,343	108,462	137,943	25,862	65
Alpha Quant Value Fund	Direct	49,352	144,400	169,268	24,484	118

8.  Borrowing Arrangements

Effective November 16, 2017, the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Funds, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets. During the period ended December 31, 2017, the Funds did not utilize this facility.

9.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended December 31, 2017		March 22, 2017A to June 30, 2017
	(unaudited)
Alpha Quant Core Fund	Shares	Amount	Shares		Amount
Shares sold	6,178	$69,934	-	B	$-	B
Reinvestment of dividends	2,136	24,547	-		-

Net increase in shares outstanding	8,314	$94,481	-		$-

	Y Class
	Six Months Ended December 31, 2017		March 22, 2017A to June 30, 2017
	(unaudited)
Alpha Quant Core Fund	Shares	Amount	Shares		Amount
Shares sold	1,725	$19,960	-	B	$-	B
Reinvestment of dividends	138	1,582	-		-

Net increase in shares outstanding	1,863	$21,542	-		$-

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

	Investor Class
	Six Months Ended December 31, 2017		March 22, 2017A to June 30, 2017
	(unaudited)
Alpha Quant Core Fund	Shares	Amount	Shares		Amount
Shares sold	83	$898	293	B	$3,000	B
Reinvestment of dividends	122	1,400	-		-

Net increase in shares outstanding	205	$2,298	293		$3,000

	Institutional Class
	Six Months Ended December 31, 2017		March 22, 2017A to June 30, 2017
	(unaudited)
Alpha Quant Dividend Fund	Shares	Amount	Shares		Amount
Reinvestment of dividends	3,566	$37,971	-	B	$-	B

Net increase in shares outstanding	3,566	$37,971	-		$-

	Y Class
	Six Months Ended December 31, 2017		March 22, 2017A to June 30, 2017
	(unaudited)
Alpha Quant Dividend Fund	Shares	Amount	Shares		Amount
Shares sold	1,798	$19,960	-	B	$-	B
Reinvestment of dividends	222	2,368	-		-

Net increase in shares outstanding	2,020	$22,328	-		$-

	Investor Class
	Six Months Ended December 31, 2017		March 22, 2017A to June 30, 2017
	(unaudited)
Alpha Quant Dividend Fund	Shares	Amount	Shares		Amount
Shares sold	648	$7,083	298	B	$3,000	B
Reinvestment of dividends	204	2,174	-		-

Net increase in shares outstanding	852	$9,257	298		$3,000

	Institutional Class
	Six Months Ended December 31, 2017		March 22, 2017A to June 30, 2017
	(unaudited)
Alpha Quant Quality Fund	Shares	Amount	Shares		Amount
Reinvestment of dividends	1,294	$14,994	-	B	$-	B

Net increase in shares outstanding	1,294	$14,994	-		$-

	Y Class
	Six Months Ended December 31, 2017		March 22, 2017A to June 30, 2017
	(unaudited)
Alpha Quant Quality Fund	Shares	Amount	Shares		Amount
Shares sold	1,712	$19,960	-	B	$-	B
Reinvestment of dividends	84	976	-		-

Net increase in shares outstanding	1,796	$20,936	-		$-

	Investor Class
	Six Months Ended December 31, 2017		March 22, 2017A to June 30, 2017
	(unaudited)
Alpha Quant Quality Fund	Shares	Amount	Shares		Amount
Shares sold	609	$7,000	294	B	$3,000	B
Reinvestment of dividends	74	857	-		-

Net increase in shares outstanding	683	$7,857	294		$3,000

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

	Institutional Class
	Six Months Ended December 31, 2017		March 22, 2017A to June 30, 2017
	(unaudited)
Alpha Quant Value Fund	Shares	Amount	Shares		Amount
Reinvestment of dividends	2,720	$31,446	-	B	$-	B

Net increase in shares outstanding	2,720	$31,446	-		$-

	Y Class
	Six Months Ended December 31, 2017		March 22, 2017A to June 30, 2017
	(unaudited)
Alpha Quant Value Fund	Shares	Amount	Shares		Amount
Shares sold	2,880	$32,372	-	B	$-	B
Reinvestment of dividends	195	2,250	-		-

Net increase in shares outstanding	3,075	$34,622	-		$-

	Investor Class
	Six Months Ended December 31, 2017		March 22, 2017A to June 30, 2017
	(unaudited)
Alpha Quant Value Fund	Shares	Amount	Shares		Amount
Shares sold	1,464	$16,203	592	B	$6,000	B
Reinvestment of dividends	168	1,939	-		-

Net increase in shares outstanding	1,632	$18,142	592		$6,000

A Commencement of operations.

B Seed capital was received on March 22, 2017 in the amount of $1,800,000, $100,000 and $100,000 for the Institutional, Y and Investor Classes, respectively. As a result, shares were issued in the amounts of 180,000, 10,000 and 10,000 for the Institutional, Y and Investor Classes, respectively.

10.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Alpha Quant Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31,		March 22, 2017A to June 30, 2017
	2017

	(unaudited)
Net asset value, beginning of period	$10.20		$10.00

Income from investment operations:
Net investment income	0.10		0.03
Net gains on investments (both realized and unrealized)	1.27		0.17

Total income from investment operations	1.37		0.20

Less distributions:
Dividends from net investment income	(0.13)		-
Distributions from net realized gains	-		-

Total distributions	(0.13)		-

Net asset value, end of period	$11.44		$10.20

Total returnB	13.47	%C	2.00	%C

Ratios and supplemental data:
Net assets, end of period	$2,153,653		$1,835,621
Ratios to average net assets:
Expenses, before reimbursements	6.63	%D	12.23	%D
Expenses, net of reimbursements	0.69	%D	0.69	%D
Net investment (loss), before expense reimbursements	(4.16	)%D	(10.44	)%D
Net investment income, net of reimbursements	1.78	%D	1.09	%D
Portfolio turnover rate	33	%C	14	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		March 22, 2017A to June 30, 2017
	2017

	(unaudited)
Net asset value, beginning of period	$10.20		$10.00

Income from investment operations:
Net investment income	0.07		0.03
Net gains on investments (both realized and unrealized)	1.29		0.17

Total income from investment operations	1.36		0.20

Less distributions:
Dividends from net investment income	(0.13)		-
Distributions from net realized gains	-		-

Total distributions	(0.13)		-

Net asset value, end of period	$11.43		$10.20

Total returnB	13.38	%C	2.00	%C

Ratios and supplemental data:
Net assets, end of period	$135,558		$101,951
Ratios to average net assets:
Expenses, before reimbursements	9.68	%D	17.45	%D
Expenses, net of reimbursements	0.79	%D	0.79	%D
Net investment (loss), before expense reimbursements	(7.23	)%D	(15.67	)%D
Net investment income, net of reimbursements	1.66	%D	0.99	%D
Portfolio turnover rate	33	%C	14	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2017		March 22, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$10.19		$10.00

Income from investment operations:
Net investment income	0.08		0.02
Net gains on investments (both realized and unrealized)	1.26		0.17

Total income from investment operations	1.34		0.19

Less distributions:
Dividends from net investment income	(0.13)		-
Distributions from net realized gains	-		-

Total distributions	(0.13)		-

Net asset value, end of period	$11.40		$10.19

Total returnB	13.19	%C	1.90	%C

Ratios and supplemental data:
Net assets, end of period	$119,702		$104,854
Ratios to average net assets:
Expenses, before reimbursements	10.82	%D	18.69	%D
Expenses, net of reimbursements	1.07	%D	1.07	%D
Net investment (loss), before expense reimbursements	(8.34	)%D	(16.91	)%D
Net investment income, net of reimbursements	1.40	%D	0.71	%D
Portfolio turnover rate	33	%C	14	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31,		March 22, 2017A to June 30, 2017
	2017

	(unaudited)
Net asset value, beginning of period	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.15		0.07
Net gains (losses) on investments (both realized and unrealized)	1.04		(0.07)

Total income from investment operations	1.19		-

Less distributions:
Dividends from net investment income	(0.21)		-
Distributions from net realized gains	(0.00)		-

Total distributions	(0.21)		-

Net asset value, end of period	$10.98		$10.00

Total returnB	11.97	%C	0.00	%C

Ratios and supplemental data:
Net assets, end of period	$2,015,022		$1,799,305
Ratios to average net assets:
Expenses, before reimbursements	6.78	%D	12.37	%D
Expenses, net of reimbursements	0.69	%D	0.69	%D
Net investment (loss), before expense reimbursements	(3.31	)%D	(9.23	)%D
Net investment income, net of reimbursements	2.79	%D	2.45	%D
Portfolio turnover rate	48	%C	0	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		March 22, 2017A to June 30, 2017
	2017

	(unaudited)
Net asset value, beginning of period	$9.99		$10.00

Income (loss) from investment operations:
Net investment income	0.12		0.06
Net gains (losses) on investments (both realized and unrealized)	1.07		(0.07)

Total income (loss) from investment operations	1.19		(0.01)

Less distributions:
Dividends from net investment income	(0.21)		-
Distributions from net realized gains	(0.00)		-

Total distributions	(0.21)		-

Net asset value, end of period	$10.97		$9.99

Total returnB	11.99	%C	(0.10	)%C

Ratios and supplemental data:
Net assets, end of period	$131,837		$99,934
Ratios to average net assets:
Expenses, before reimbursements	9.91	%D	17.67	%D
Expenses, net of reimbursements	0.79	%D	0.79	%D
Net investment (loss), before expense reimbursements	(6.41	)%D	(14.54	)%D
Net investment income, net of reimbursements	2.71	%D	2.34	%D
Portfolio turnover rate	48	%C	0	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31,		March 22, 2017A to June 30, 2017
	2017

	(unaudited)
Net asset value, beginning of period	$9.99		$10.00

Income (loss) from investment operations:
Net investment income	0.13		0.05
Net gains (losses) on investments (both realized and unrealized)	1.03		(0.06)

Total income (loss) from investment operations	1.16		(0.01)

Less distributions:
Dividends from net investment income	(0.21)		-
Distributions from net realized gains	(0.00)		-

Total distributions	(0.21)		-

Net asset value, end of period	$10.94		$9.99

Total returnB	11.68	%C	(0.10	)%C

Ratios and supplemental data:
Net assets, end of period	$122,029		$102,833
Ratios to average net assets:
Expenses, before reimbursements	11.07	%D	18.92	%D
Expenses, net of reimbursements	1.07	%D	1.07	%D
Net investment (loss), before expense reimbursements	(7.59	)%D	(15.79	)%D
Net investment income, net of reimbursements	2.41	%D	2.06	%D
Portfolio turnover rate	48	%C	0	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31,		March 22, 2017A to June 30, 2017
	2017

	(unaudited)
Net asset value, beginning of period	$10.10		$10.00

Income from investment operations:
Net investment income	0.04		0.03
Net gains on investments (both realized and unrealized)	1.48		0.07

Total income from investment operations	1.52		0.10

Less distributions:
Dividends from net investment income	(0.08)		-
Distributions from net realized gains	-		-

Total distributions	(0.08)		-

Net asset value, end of period	$11.54		$10.10

Total returnB	15.08	%C	1.00	%C

Ratios and supplemental data:
Net assets, end of period	$2,092,033		$1,817,518
Ratios to average net assets:
Expenses, before reimbursements	6.63	%D	12.24	%D
Expenses, net of reimbursements	0.69	%D	0.69	%D
Net investment (loss), before expense reimbursements	(5.11	)%D	(10.33	)%D
Net investment income, net of reimbursements	0.83	%D	1.22	%D
Portfolio turnover rate	41	%C	19	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		March 22, 2017A to June 30, 2017
	2017

	(unaudited)
Net asset value, beginning of period	$10.09		$10.00

Income from investment operations:
Net investment income	0.03		0.03
Net gains on investments (both realized and unrealized)	1.49		0.06

Total income from investment operations	1.52		0.09

Less distributions:
Dividends from net investment income	(0.08)		-
Distributions from net realized gains	-		-

Total distributions	(0.08)		-

Net asset value, end of period	$11.53		$10.09

Total returnB	15.09	%C	0.90	%C

Ratios and supplemental data:
Net assets, end of period	$136,007		$100,946
Ratios to average net assets:
Expenses, before reimbursements	9.67	%D	17.48	%D
Expenses, net of reimbursements	0.79	%D	0.79	%D
Net investment (loss), before expense reimbursements	(8.17	)%D	(15.57	)%D
Net investment income, net of reimbursements	0.71	%D	1.12	%D
Portfolio turnover rate	41	%C	19	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31,		March 22, 2017A to June 30, 2017
	2017

	(unaudited)
Net asset value, beginning of period	$10.09		$10.00

Income from investment operations:
Net investment income	0.03		0.02
Net gains on investments (both realized and unrealized)	1.47		0.07

Total income from investment operations	1.50		0.09

Less distributions:
Dividends from net investment income	(0.08)		-
Distributions from net realized gains	-		-

Total distributions	(0.08)		-

Net asset value, end of period	$11.51		$10.09

Total returnB	14.90	%C	0.90	%C

Ratios and supplemental data:
Net assets, end of period	$126,293		$103,837
Ratios to average net assets:
Expenses, before reimbursements	10.81	%D	18.73	%D
Expenses, net of reimbursements	1.07	%D	1.07	%D
Net investment (loss), before expense reimbursements	(9.30	)%D	(16.82	)%D
Net investment income, net of reimbursements	0.45	%D	0.84	%D
Portfolio turnover rate	41	%C	19	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31,		March 22, 2017A to June 30, 2017
	2017

	(unaudited)
Net asset value, beginning of period	$10.23		$10.00

Income from investment operations:
Net investment income	0.14		0.03
Net gains on investments (both realized and unrealized)	1.30		0.20

Total income from investment operations	1.44		0.23

Less distributions:
Dividends from net investment income	(0.17)		-
Distributions from net realized gains	-		-

Total distributions	(0.17)		-

Net asset value, end of period	$11.50		$10.23

Total returnB	14.11	%C	2.30	%C

Ratios and supplemental data:
Net assets, end of period	$2,101,083		$1,842,294
Ratios to average net assets:
Expenses, before reimbursements	6.17	%D	12.16	%D
Expenses, net of reimbursements	0.69	%D	0.69	%D
Net investment (loss), before expense reimbursements	(2.89	)%D	(10.48	)%D
Net investment income, net of reimbursements	2.58	%D	0.99	%D
Portfolio turnover rate	28	%C	11	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		March 22, 2017A to June 30, 2017
	2017

	(unaudited)
Net asset value, beginning of period	$10.23		$10.00

Income from investment operations:
Net investment income	0.10		0.02
Net gains on investments (both realized and unrealized)	1.33		0.21

Total income from investment operations	1.43		0.23

Less distributions:
Dividends from net investment income	(0.17)		-
Distributions from net realized gains	-		-

Total distributions	(0.17)		-

Net asset value, end of period	$11.49		$10.23

Total returnB	14.02	%C	2.30	%C

Ratios and supplemental data:
Net assets, end of period	$150,228		$102,322
Ratios to average net assets:
Expenses, before reimbursements	8.91	%D	17.37	%D
Expenses, net of reimbursements	0.79	%D	0.79	%D
Net investment (loss), before expense reimbursements	(5.75	)%D	(15.69	)%D
Net investment income, net of reimbursements	2.37	%D	0.89	%D
Portfolio turnover rate	28	%C	11	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31,		March 22, 2017A to June 30, 2017
	2017

	(unaudited)
Net asset value, beginning of period	$10.22		$10.00

Income from investment operations:
Net investment income	0.12		0.02
Net gains on investments (both realized and unrealized)	1.29		0.20

Total income from investment operations	1.41		0.22

Less distributions:
Dividends from net investment income	(0.17)		-
Distributions from net realized gains	-		-

Total distributions	(0.17)		-

Net asset value, end of period	$11.46		$10.22

Total returnB	13.83	%C	2.20	%C

Ratios and supplemental data:
Net assets, end of period	$140,136		$108,298
Ratios to average net assets:
Expenses, before reimbursements	10.06	%D	18.47	%D
Expenses, net of reimbursements	1.07	%D	1.07	%D
Net investment (loss), before expense reimbursements	(6.83	)%D	(16.78	)%D
Net investment income, net of reimbursements	2.16	%D	0.61	%D
Portfolio turnover rate	28	%C	11	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, MA	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, and American Beacon Alpha Quant Value Fund are service marks of American Beacon Advisors, Inc.

SAR 12/17

American Beacon®
FUNDS

2017 SEMI-ANNUAL REPORT

December 31, 2017

ARK TRANSFORMATIONAL INNOVATION FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

ARK TRANSFORMATIONAL INNOVATION FUND

Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Companies that the sub-advisor believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Regulatory changes may impair the Fund’s ability to qualify for federal income tax treatment as a regulated investment company, which could result in the Fund and shareholders incurring significant income tax expense. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. Investing in Health Care sector companies involves risk due to government regulations, product litigation, competitive forces, and loss of patent protection. Industrials sector companies are subject to risk due to changes in government regulations, world events, economic conditions, environmental damages, product liability claims and exchange rates. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we are proud to offer a broad range of equity, fixed- income and alternative mutual fund products for institutions and individuals. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced portfolio managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our clients and shareholders meet their long-term financial goals.

Institutional wisdom, enduring value. Since our inception as a pension fiduciary in 1986, American Beacon has focused on identifying and overseeing institutional investment managers and portfolio risk management. In 1987, we leveraged our size and experience to launch a series of sub-advised, multi-

manager mutual funds providing individual investors access to many of the same institutional managers as our pension clients. Following the financial crisis in 2008, we saw that investors were looking for unique solutions from managers who were not necessarily mainstream. In 2010, we began offering mutual funds from single managers with distinctive investment styles or asset classes. As we continue to expand our family of funds, our solutions- based approach provides innovative investments.

Guiding principles. Our “manager of managers” philosophy is built on a long-standing history of innovative thinking, discipline and consistency in applying our solutions-based approach. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style or market strategy – whether through a single sub-advisor or a combination of sub-advisors. Because we take our fiduciary responsibilities very seriously, our thorough manager evaluation and selection process is rigorous and ongoing. Our guiding principles – predictability, style consistency, competitive pricing and long-term relationships – provide a strong foundation for our due-diligence process. Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with asset managers who have adhered to their disciplined processes for many years and through multiple market cycles.

Focus on asset protection and risk mitigation. We strive to provide innovative, long-term products without gimmicks. From offering some of the first multi-manager funds, one of the first retirement-income funds and the first open-end mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process to help protect assets and mitigate risk.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon ARK Transformational Innovation FundSM

Performance Overview

December 31, 2017 (Unaudited)

The Investor Class of the American Beacon ARK Transformational Innovation Fund (the “Fund”) returned 30.49% for the six-month period ended December 31, 2017. The Fund outperformed the S&P 500 Index (the “Index”) return of 11.42% for the period.

Total Returns for the Period ended December 31, 2017
	Ticker	6 Months*	Since Inception 1/27/2017*
Institutional Class (1,3)	ADNIX	30.75%	68.28%
Y Class (1,3)	ADNYX	30.60%	68.08%
Investor Class (1,3)	ADNPX	30.49%	67.68%

S&P 500 Index (2)		11.42%	18.75%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. The strategy employed by the Fund’s sub-advisor has the potential for more volatility than broad market averages, which may result in significant fluctuations in the Fund’s short-term returns, both positive and negative.

2.	The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 3.25%, 3.35% and 3.63%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s outperformance for the period was attributable to holdings primarily in cryptocurrency, internet services companies and biotechnology. The portfolio benefited from sizable moves in the Bitcoin Investment Trust (GBTC) as investors continued to appreciate the potential of alternative currencies and blockchain technology. In internet services, there was a turn in sentiment toward Twitter (TWTR) as daily average users continued to increase at a double-digit rate and Amazon’s (AMZN) dominance of online retail, particularly during the holiday season, added to relative performance for the period. In biotechnology, the Fund benefited from holding Editas (EDIT), a company at the forefront of CRISPR gene editing and Bluebird Bio (BLUE), a company focused on early stage results for CAR-T therapy. Both Kite Pharma (KITE) and Juno Therapeutics (JUNO) responded to positive trial results during the end of the year, and Kite was acquired at a premium, further contributing to portfolio performance.

Headwinds in sector allocation detracted slightly from Fund relative returns. Chief detractors were the Fund’s cash position, at approximately 3% of assets, as well as allocations into Financials, Automobiles and Biotechnology. Nanostring Technologies (NSTG) had a difficult period, as sales languished in anticipation of the introduction of its 3D visualization single cell sequencing system, while Organovo Holdings (ONVO) continued to adjust to the restructuring announced by new management. Tesla (TSLA) has been weighed down by concerns about the Model 3 and its impact on cash burn, while Stratasys (SSYS), a 3D parts printing company, also detracted from performance. In Financials, Lending Club (LC) dialed down near-term guidance as it applied new algorithms to its data and cut back on loans at the lower end of the prime category.

The sub-advisor will continue to focus on disruptive innovative companies with the potential for excess returns.

2

American Beacon ARK Transformational Innovation FundSM

Performance Overview

December 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Bitcoin Investment Trust		11.6
Tesla, Inc.		5.2
Twitter, Inc.		4.3
Stratasys Ltd.		4.2
athenahealth, Inc.		3.7
Amazon.com, Inc.		3.4
Editas Medicine, Inc.		3.3
Intellia Therapeutics, Inc.		3.2
Juno Therapeutics, Inc.		3.2
Illumina, Inc.		3.1

Total Fund Holdings	55

Sector Allocation (% Equities)
Health Care		30.4
Information Technology		28.9
Consumer Discretionary		12.5
Exchange-Traded Instruments		10.8
Investment Companies		10.7
Financials		2.7
Industrials		2.0
Real Estate		1.1
Telecommunication Services		0.9

3

American Beacon ARK Transformational Innovation FundSM

Expense Examples

December 31, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2017 through December 31, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon ARK Transformational Innovation FundSM

Expense Examples

December 31, 2017 (Unaudited)

American Beacon ARK Transformational Innovation Fund
	Beginning Account Value 7/1/2017	Ending Account Value 12/31/2017	Expenses Paid During Period 7/1/2017-12/31/2017*
Institutional Class
Actual	$1,000.00	$1,307.50	$5.76
Hypothetical**	$1,000.00	$1,020.20	$5.04
Y Class
Actual	$1,000.00	$1,306.00	$6.34
Hypothetical**	$1,000.00	$1,019.70	$5.55
Investor Class
Actual	$1,000.00	$1,305.70	$7.96
Hypothetical**	$1,000.00	$1,018.30	$6.97

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.99%, 1.09%, and 1.37% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

5

American Beacon ARK Transformational Innovation FundSM

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 84.40%
Consumer Discretionary - 13.42%
Auto Components - 1.04%
Aptiv PLC	1,353	$114,775

Automobiles - 5.23%
Tesla, Inc.A B	1,851	576,309

Internet & Direct Marketing Retail - 7.15%
Amazon.com, Inc.A	320	374,230
JD.com, Inc., ADRA	5,086	210,662
Netflix, Inc.A	1,054	202,326

		787,218

Total Consumer Discretionary		1,478,302

Financials - 2.85%
Consumer Finance - 1.90%
LendingClub Corp.A	50,631	209,106

Thrifts & Mortgage Finance - 0.95%
LendingTree, Inc.A	307	104,518

Total Financials		313,624

Health Care - 32.71%
Biotechnology - 20.97%
Bluebird Bio, Inc.A	1,343	239,188
Editas Medicine, Inc.A B	11,780	361,999
Foundation Medicine, Inc.A B	2,097	143,015
Intellia Therapeutics, Inc.A B	18,205	349,900
Invitae Corp.A B	19,286	175,117
Ionis Pharmaceuticals, Inc.A	3,880	195,164
Juno Therapeutics, Inc.A	7,626	348,584
Organovo Holdings, Inc.A B	61,702	82,681
Seres Therapeutics, Inc.A B	19,408	196,797
Syros Pharmaceuticals, Inc.A	11,439	111,302
Veracyte, Inc.A	16,233	106,002

		2,309,749

Health Care Equipment & Supplies - 0.98%
Cerus Corp.A	31,986	108,113

Health Care Technology - 5.02%
athenahealth, Inc.A	3,051	405,905
Medidata Solutions, Inc.A	2,320	147,019

		552,924

Life Sciences Tools & Services - 5.30%
Compugen Ltd.A B	34,170	85,425
Illumina, Inc.A	1,584	346,088
NanoString Technologies, Inc.A	20,296	151,611

		583,124

Pharmaceuticals - 0.44%
Bayer AGC	390	48,506

Total Health Care		3,602,416

See accompanying notes

6

American Beacon ARK Transformational Innovation FundSM

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 84.40% (continued)
Industrials - 2.19%
Machinery - 2.19%
ExOne Co.A	6,737	$56,591
FANUC Corp.C	220	52,857
Proto Labs, Inc.A	1,275	131,325

		240,773

Total Industrials		240,773

Information Technology - 31.11%
Internet Software & Services - 13.56%
2U, Inc.A	2,003	129,214
Alibaba Group Holding Ltd., Sponsored ADRA	459	79,145
Alphabet, Inc., Class CA	179	187,306
Baidu, Inc., Sponsored ADRA	901	211,023
Facebook, Inc., Class AA	735	129,698
Hortonworks, Inc.A	6,215	124,984
Tencent Holdings Ltd., ADRB	1,716	89,095
Twilio, Inc., Class AA B	2,954	69,714
Twitter, Inc.A	19,706	473,141

		1,493,320

IT Services - 2.87%
PayPal Holdings, Inc.A	1,572	115,730
Square, Inc., Class AA	5,795	200,913

		316,643

Semiconductors & Semiconductor Equipment - 3.42%
NVIDIA Corp.	897	173,569
Teradyne, Inc.	2,254	94,375
Xilinx, Inc.	1,606	108,277

		376,221

Software - 5.84%
Autodesk, Inc.A	941	98,645
Materialise N.V., ADRA	4,808	61,110
Nintendo Co., Ltd.C	171	62,253
Red Hat, Inc.A	1,238	148,684
salesforce.com, Inc.A	1,830	187,081
Splunk, Inc.A	1,029	85,242

		643,015

Technology Hardware, Storage & Peripherals - 5.42%
Apple, Inc.	771	130,476
Stratasys Ltd.A	23,372	466,505

		596,981

Total Information Technology		3,426,180

Real Estate - 1.17%
Real Estate Management & Development - 1.17%
Redfin Corp.A B	4,127	129,258

Telecommunication Services - 0.95%
Wireless Telecommunication Services - 0.95%
SoftBank Group Corp.C	555	43,847
SoftBank Group Corp., ADR	1,525	60,626

		104,473

Total Telecommunication Services		104,473

Total Common Stocks (Cost $8,092,631)		9,295,026

See accompanying notes

7

American Beacon ARK Transformational Innovation FundSM

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

UNIT TRUSTS - 11.57% (Cost $82,768)
Financials - 11.57%
Bitcoin Investment TrustD	632	$1,274,112

SHORT-TERM INVESTMENTS - 3.14% (Cost $345,425)
Investment Companies - 3.14%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.13%E F	345,425	345,425

SECURITIES LENDING COLLATERAL - 12.34% (Cost $1,358,515)
Investment Companies - 12.34%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.13%E F	1,358,515	1,358,515

TOTAL INVESTMENTS - 111.45% (Cost $9,879,339)		12,273,078
LIABILITIES, NET OF OTHER ASSETS - (11.45%)		(1,260,812)

TOTAL NET ASSETS - 100.00%		$11,012,266

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at December 31, 2017.

C Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $207,463 or 1.88% of net assets.

D All or a portion represents positions held by the American Beacon Delaware Transformational Innovation Corp.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2017, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$9,087,563	$207,463	$-	$9,295,026
Unit Trusts	1,274,112	-	-	1,274,112
Short-Term Investments	345,425	-	-	345,425
Securities Lending Collateral	1,358,515	-	-	1,358,515

Total Investments in Securities - Assets	$12,065,615	$207,463	$-	$12,273,078

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended December 31, 2017, there were transfers from Level 1 to Level 2 with a fair value of $207,463, as a result of a determination made by the Valuation Committee that adjustments should be applied to certain international securities due to significant movement in the market.

See accompanying notes

8

American Beacon ARK Transformational Innovation FundSM

Consolidated Statement of Assets and Liabilities

December 31, 2017 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$10,569,138
Investments in affiliated securities, at fair value‡	1,703,940
Interest receivable	322
Other income receivable (Note 1)	16,122
Receivable for fund shares sold	32,037
Receivable for tax reclaims	206
Receivable for expense reimbursement (Note 2)	432,506
Deferred offering costs	2,801
Prepaid expenses	144,754

Total assets	12,901,826

Liabilities:
Payable for investments purchased	45,479
Payable for fund shares redeemed	11,278
Payable upon return of securities loaned§	1,358,515
Management and sub-advisory fees payable (Note 2)	7,957
Service fees payable (Note 2)	909
Transfer agent fees payable (Note 2)	3,152
Custody and fund accounting fees payable	13,185
Professional fees payable	37,336
Accrued income tax liability	405,057
Other liabilities	6,692

Total liabilities	1,889,560

Net assets	$11,012,266

Analysis of net assets:
Paid-in-capital	$8,598,084
(Overdistribution) of net investment income	(7,229)
Accumulated net realized gain	27,660
Unrealized appreciation of investments in unaffiliated securitiesA	2,393,739
Unrealized appreciation of foreign currency transactions	12

Net assets	$11,012,266

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	294,483

Y Class	178,871

Investor Class	205,506

Net assets:
Institutional Class	$4,783,608

Y Class	$2,901,686

Investor Class	$3,326,972

Net asset value, offering and redemption price per share:
Institutional Class	$16.24

Y Class	$16.22

Investor Class	$16.19

† Cost of investments in unaffiliated securities	$8,175,399
‡ Cost of investments in affiliated securities	$1,703,940
§ Fair value of securities on loan	$1,291,657
A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon ARK Transformational Innovation FundSM

Consolidated Statement of Operations

For the period ended December 31, 2017 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$3,401
Dividend income from affiliated securities	1,494
Income derived from securities lending (Note 9)	3,365
Other income (Note 1)	87,661

Total investment income	95,921

Expenses:
Management and sub-advisory fees (Note 2)	34,379
Transfer agent fees:
Institutional Class (Note 2)	695
Y Class (Note 2)	862
Investor Class	1,266
Custody and fund accounting fees	10,556
Professional fees	64,130
Registration fees and expenses	34,448
Service fees (Note 2):
Y Class	722
Investor Class	2,386
Prospectus and shareholder report expenses	4,873
Trustee fees (Note 2)	145
Income tax expense	405,057
Other expenses	1,426

Total expenses	560,945

Net fees waived and expenses (reimbursed) (Note 2)	(519,299)

Net expenses	41,646

Net investment income	54,275

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	226,745
Foreign currency transactions	(6)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	1,653,885
Foreign currency transactions	4

Net gain from investments	1,880,628

Net increase in net assets resulting from operations	$1,934,903

† Foreign taxes	$79
A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

10

American Beacon ARK Transformational Innovation FundSM

Consolidated Statement of Changes in Net Assets

	Six Months Ended December 31, 2017	January 27, 2017A to June 30, 2017
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$54,275	$(11,031)
Net realized gain from investments in unaffiliated securities and foreign currency transactions	226,739	135,700
Change in net unrealized appreciation of investments in unaffiliated securities and foreign currency transactions	1,653,889	739,862

Net increase in net assets resulting from operations	1,934,903	864,531

Distributions to shareholders:
Net investment income:
Institutional Class	(26,679)	-
Y Class	(16,074)	-
Investor Class	(18,751)	-
Net realized gain from investments:
Institutional Class	(140,437)	-
Y Class	(84,610)	-
Investor Class	(98,701)	-

Net distributions to shareholders	(385,252)	-

Capital share transactions (Note 10):
Proceeds from sales of shares	5,551,028	976,354
Reinvestment of dividends and distributions	381,753	-
Cost of shares redeemed	(1,311,047)	(4)

Net increase in net assets from capital share transactions	4,621,734	976,350

Net increase in net assets	6,171,385	1,840,881

Net assets:
Beginning of period	4,840,881	3,000,000	B

End of period *	$11,012,266	$4,840,881

*Includes undistributed (or overdistribution of) net investment income	$(7,229)	$-

A Commencement of operations.
B Seed capital.

See accompanying notes

11

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a non-diversified, open-end management investment company. As of December 31, 2017, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon ARK Transformational Innovation Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Consolidation of Subsidiaries

The consolidated Schedule of Investments of the ARK Transformational Innovation Fund (the controlled foreign corporation “CFC Fund”) includes the accounts of the American Beacon Cayman Transformational Innovation Company, Ltd. and American Beacon Delaware Transformational Innovation Corporation, wholly-owned and controlled subsidiaries (together, the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the CFC Fund.

For Federal tax purposes, taxable income for the CFC Fund and its Subsidiaries are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and the Subsidiaries’ taxable income are included in the calculation of the CFC Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the CFC Fund either in the current period or future periods. The Subsidiaries have a fiscal year end of June 30th for financial statement consolidation purposes.

The CFC Fund may invest up to 25% of its total assets in the Subsidiaries, which act as investment vehicles in order to effect certain investments consistent with the CFC Fund’s investment objectives and policies. The CFC Fund expects to achieve a significant portion of its exposure to an indirect investment in bitcoins through a Delaware Statutory trust.

12

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2017	% of Total Net Assets of the CFC Fund December 31, 2017	Net Realized Gain (Loss) from Investments Held in Subsidiary
American Beacon Cayman Transformational Innovation Company, Ltd.	December 7, 2017	$-	-	$-
American Beacon Delaware Transformational Innovation Corporation	December 7, 2017	1,271,512	11.6%	-

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

13

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Organization and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting the bylaws, administration, custody and transfer agency agreements, and legal services in connection with the initial meeting of trustees, and were expensed immediately as incurred. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement (including the Prospectus and the Statement of Additional Information), the costs of preparation, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and the amounts of associated filing fees and legal fees associated with the offering. Organizational costs and offering costs are subject to the Fund’s expense limitation agreement discussed in Note 2 and offering costs require amortization over twelve months on a straight-line basis from the commencement of operations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Distributions from Bitcoin Cash and Bitcoin Gold

On November 6, 2017 and December 4, 2017 (the “Record Dates”), Graystone Investments, LLC (the “Sponsor”) of the Bitcoin Investment Trust (“Trust”) declared distributions of a portion of the rights to Bitcoin Cash (BCH) coins (or units) and Bitcoin Gold (BTG) coins (or units), respectively, that were held in the Trust as a result of Forks on August 1, 2017 (BCH) and October 24, 2017 (BTG) in the Bitcoin blockchain. The Fund was entitled to 0.09231058 units of BCH per each share held by the Trust on record date. The Fund owned 632 shares of the Trust amounting to 58.34 units of BTG. The Fund was also entitled to 0.09217291 units of BTG per each share held by the Trust on record date amounting to 58.25 units of BTG. The payments of the distributions were expected to occur within approximately 90 days of the Record Dates. The receivables were booked on Record Date at the spot price of BCH or BTG at 4:00 p.m. ET on the respective dates. Thereafter, the receivables were revalued daily using the same pricing methodology. On December 18, 2017, the Fund received $71,539, the full distribution related to BCH. The Fund continues to value the BTG receivable using the same methodology discussed above. The BTG receivable is reflected in “Other income receivable” on the Statement of Assets and Liabilities and the income from BCH and BTG is reflected in “Other Income” on the Statement of Operations. The Manager continues to monitor public filings, press releases and communications with the Sponsor for any news related to additional Forks in the blockchain and the Sponsor’s participation in such Forks.

14

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with ARK Investment Management LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $5 billion	0.55%
Next $5 billion	0.525%
Next $10 billion	0.50%
Over $20 billion	0.475%

The Management and Sub-Advisory Fees paid by the Fund for the period ended December 31, 2017 were as follows:

ARK Transformational Innovation Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$13,598
Sub-Advisor Fees	0.55%	20,781

Total	0.90%	$34,379

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrows, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and advisory fees” on the Statement of Operations. During the period ended December 31, 2017, the Manager received security lending fees of $999 for the securities lending activities of the Fund.

15

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to the Trust’s Board of Trustees (the “Board”) approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended December 31, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
ARK Transformational Innovation	$36

As of December 31, 2017, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
ARK Transformational Innovation	$2

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2017, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
ARK Transformational Innovation	$300	$255	$555

16

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating Funds for temporary purposes. The interfund credit facility is advantageous to the Funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a Fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2017, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the R6 class of the Fund to the extent that total operating expenses exceed the expense cap. During the period ended December 31, 2017, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	7/1/2017 - 12/31/2017	Reimbursed Expenses	(Recouped) Expenses
ARK Transformational Innovation	Institutional	0.99%	$290,186	$-	2021
ARK Transformational Innovation	Y	1.09%	99,390	-	2021
ARK Transformational Innovation	Investor	1.37%	129,723	-	2021

Of these amounts, $30,250 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at December 31, 2017.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Fund did not record a liability for potential reimbursements due to the current assessment that reimbursements are unlikely. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
ARK Transformational Innovation	$-	$139,333	$-	2020

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a controlling ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of December 31, 2017, based on management’s evaluation of the shareholder account base, one account in the Fund has been identified as representing an affiliated controlling ownership of approximately 43% of the Fund’s outstanding shares.

17

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $10,000 fee each quarter for his attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign

18

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Bitcoin

The Fund may invest in a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Trust’s bitcoin investments.

Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. As the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating

19

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Foreign Securities

The Fund may invest in securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset Selection Risk

Assets selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The sub-advisor’s investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies, in securities denominated in non-U.S. currencies or by purchasing or selling forward foreign currency exchange

20

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

contracts in non-U.S. currencies. Foreign currencies will fluctuate, and may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that traded in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks. Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi- governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The results of the 2016 U.S. presidential election may result in significant changes in certain policies. These changes may result in lower corporate taxes, higher levels of public debt, higher interest rates, more restrictions on international trade, and less stringent prudential regulation of certain players in the financial markets.

21

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The abandonment of the euro or withdrawal from the European Union (“EU”) on the part of the United Kingdom or any other member could significantly adversely affect the value of a Fund’s investments in Europe. Particularly, the United Kingdom’s vote to leave the EU could lead to a prolonged period of uncertainty as to the exact terms of exit and the impact on different industry sectors and increased market volatility.

Non-Diversification Risk

The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Fund invest in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks; i) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Valuation Risk

The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of

22

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2017.

	Remaining Contractual Maturity of the Agreements As of December 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions Common Stocks	$1,358,515	$-	$-	$-	$1,358,515

Total Borrowings	$1,358,515	$-	$-	$-	$1,358,515

Gross amount of recognized liabilities for securities lending transactions					$1,358,515

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. The tax year ended June 30, 2017 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of June 30, 2017 the tax cost for the Fund and their respective gross unrealized appreciation and depreciation were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$9,894,631	$3,162,694	$(784,247)	$2,378,447

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the year ended June 30, 2017, the Fund did not have any capital loss carryforwards.

23

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
ARK Transformational Innovation	$5,859,132	$-	$1,741,822	$-

A summary of the Fund’s transactions in the USG Select Fund for the period ended December 31, 2017 are as follows:

Fund	Type of Transaction	June 30, 2017 Share/Fair Value	Purchases	Sales	December 31, 2017 Share/Fair Value	Dividend Income
ARK Transformational Innovation	Direct	$228,421	$4,589,654	$4,472,650	$345,425	$1,494
ARK Transformational Innovation	Securities Lending	-	4,552,405	3,193,890	1,358,515	N/A

8.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments

24

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2017, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$1,291,657	$1,358,515	$-	$1,358,515

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 16, 2017, the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Fund, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets. During the period ended December 31, 2017, the Fund did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended December 31, 2017		January 27, 2017A to June 30, 2017
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares		Amount
Shares sold	4,205	$67,635	–	B	$–	B
Reinvestment of dividends	10,278	167,116	-		-

Net increase in shares outstanding	14,483	$234,751	-		$-

25

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

	Y Class
	Six Months Ended December 31, 2017		January 27, 2017A to June 30, 2017
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares		Amount
Shares sold	181,376	$2,698,244	1,924	B	$25,000	B
Reinvestment of dividends	6,000	97,436	-		-
Shares redeemed	(20,429)	(328,257)	-		-

Net increase in shares outstanding	166,947	$2,467,423	1,924		$25,000

	Investor Class
	Six Months Ended December 31, 2017		January 27, 2017A to June 30, 2017
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares		Amount
Shares sold	182,412	$2,785,149	74,335	B	$951,354	B
Reinvestment of dividends	7,230	117,201	-		-
Shares redeemed	(68,471)	(982,790)	-		(4)

Net increase in shares outstanding	121,171	$1,919,560	74,335		$951,350

A Commencement of operations.

B Seed capital was received on January 27th, 2017 in the amount of $2,800,000, $100,000 and $100,000 for the Institutional, Y and Investor Classes, respectively. As a result, shares were issued in the amounts of 280,000, 10,000 and 10,000 for the Institutional, Y and Investor Classes, respectively.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

26

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31,		January 27, 2017A to June 30,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$12.87		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09		(0.03)
Net gains on investments (both realized and unrealized)	3.86		2.90

Total income from investment operations	3.95		2.87

Less distributions:
Dividends from net investment income	(0.09)		-
Distributions from net realized gains	(0.49)		-

Total distributions	(0.58)		-

Net asset value, end of period	$16.24		$12.87

Total returnB	30.75	%C	28.70	%C

Ratios and supplemental data:
Net assets, end of period	$4,783,608		$3,603,636
Ratios to average net assets:
Expenses, before reimbursements	14.79	%E	10.29	%E
Expenses, net of reimbursementsD	0.99	%E	0.99	%E
Net investment (loss), before expense reimbursements	(12.61	)%E	(10.01	)%E
Net investment income (loss), net of reimbursements	1.20	%E	(0.70	)%E
Portfolio turnover rate	23	%C	28	%F

	Y Class
	Six Months Ended December 31,		January 27, 2017A to June 30,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$12.87		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12		(0.03)
Net gains on investments (both realized and unrealized)	3.81		2.90

Total income from investment operations	3.93		2.87

Less distributions:
Dividends from net investment income	(0.09)		-
Distributions from net realized gains	(0.49)		-

Total distributions	(0.58)		-

Net asset value, end of period	$16.22		$12.87

Total returnB	30.60	%C	28.70	%C

Ratios and supplemental data:
Net assets, end of period	$2,901,686		$153,410
Ratios to average net assets:
Expenses, before reimbursements	14.85	%E	14.30	%E
Expenses, net of reimbursementsD	1.09	%E	1.09	%E
Net investment (loss), before expense reimbursements	(11.63	)%E	(14.01	)%E
Net investment income (loss), net of reimbursements	2.12	%E	(0.81	)%E
Portfolio turnover rate	23	%C	28	%F

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
E	Annualized.
F	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

27

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31,		January 27, 2017A to June 30,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$12.85		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08		(0.02)
Net gains on investments (both realized and unrealized)	3.84		2.87

Total income from investment operations	3.92		2.85

Less distributions:
Dividends from net investment income	(0.09)		-
Distributions from net realized gains	(0.49)		-

Total distributions	(0.58)		-

Net asset value, end of period	$16.19		$12.85

Total returnB	30.57	%C	28.50	%C

Ratios and supplemental data:
Net assets, end of period	$3,326,972		$1,083,835
Ratios to average net assets:
Expenses, before reimbursements	14.96	%E	12.53	%E
Expenses, net of reimbursementsD	1.37	%E	1.37	%E
Net investment (loss), before expense reimbursements	(12.16	)%E	(12.37	)%E
Net investment income (loss), net of reimbursements	1.44	%E	(1.21	)%E
Portfolio turnover rate	23	%C	28	%F

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
E	Annualized.
F	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

28

Delivery of Documents

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shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, MA	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon ARK Transformational Innovation Fund are service marks of American Beacon Advisors, Inc.

SAR 12/17

American Beacon®
FUNDS

2017 SEMI-ANNUAL REPORT

December 31, 2017

TWENTYFOUR STRATEGIC INCOME FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

TWENTYFOUR STRATEGIC INCOME FUND

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Investments in high yield securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we are proud to offer a broad range of equity, fixed- income and alternative mutual fund products for institutions and individuals. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced portfolio managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our clients and shareholders meet their long-term financial goals.

Institutional wisdom, enduring value. Since our inception as a pension fiduciary in 1986, American Beacon has focused on identifying and overseeing institutional investment managers and portfolio risk management. In 1987, we leveraged our size and experience to launch a series of sub-advised, multi-

manager mutual funds providing individual investors access to many of the same institutional managers as our pension clients. Following the financial crisis in 2008, we saw that investors were looking for unique solutions from managers who were not necessarily mainstream. In 2010, we began offering mutual funds from single managers with distinctive investment styles or asset classes. As we continue to expand our family of funds, our solutions- based approach provides innovative investments.

Guiding principles. Our “manager of managers” philosophy is built on a long-standing history of innovative thinking, discipline and consistency in applying our solutions-based approach. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style or market strategy – whether through a single sub-advisor or a combination of sub-advisors. Because we take our fiduciary responsibilities very seriously, our thorough manager evaluation and selection process is rigorous and ongoing. Our guiding principles – predictability, style consistency, competitive pricing and long-term relationships – provide a strong foundation for our due-diligence process. Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with asset managers who have adhered to their disciplined processes for many years and through multiple market cycles.

Focus on asset protection and risk mitigation. We strive to provide innovative, long-term products without gimmicks. From offering some of the first multi-manager funds, one of the first retirement-income funds and the first open-end mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process to help protect assets and mitigate risk.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2017 (Unaudited)

The Investor Class of the American Beacon TwentyFour Strategic Income Fund (the “Fund”) returned 3.81% for the six-month period ending December 31, 2017. The Fund outperformed the Bloomberg Barclays Global Aggregate Index (the “Index”) return of 2.86% for the same period.

Total Returns for the Period ended December 31, 2017
	Ticker	6 Months*	Since Inception 4/03/2017*
Institutional Class (1,3)	TFGIX	4.01%	6.69%
Y Class (1,3)	TFGYX	3.91%	6.59%
Investor Class (1,3)	TFGPX	3.81%	6.39%
Ultra Class (1,3)	TFGUX	4.01%	6.69%

Bloomberg Barclays Global Aggregate Index (2)		2.86%	5.39%
BofA Merrill Lynch 3 Month LIBOR Constant Maturity Index (2)		0.61%	0.87%

*	Not annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	The BofA Merrill Lynch 3 Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (at a yield equal to the current day fixing rate) and rolled into a new instrument. The Bloomberg Barclays Global Aggregate Index tracks the performance of global investment-grade debt, including treasury, government-related, corporate and securitized fixed-rate bonds, denominated in local currencies from developed and emerging markets issuers. Securities must have at least one year until final maturity, or average life as applicable, and must meet minimum issue size criteria. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, and Ultra Class shares were 0.87%, 0.97%, 1.24% and 0.84%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The second half of 2017 started with the Trump presidency continuing to underachieve in terms of immigration control, healthcare reform and tax reform. In December, Congress passed the tax reform package, thereby giving the current credit cycle an additional boost, but it created some added volatility in U.S. Treasury yields as the reforms were interpreted by markets as having the potential to cause inflation to rise. Also in December, the Federal Open Market Committee (the “FOMC”) raised the Fed funds rate in what was a highly anticipated move, and therefore did little to impact markets.

In Europe, the stage in the early part of the period was dominated by European Central Bank (the “ECB”) President Mario Draghi. Following his speech at the end of June, when he mentioned “reflationary dynamics slowly taking hold,” 10-year German bund yields climbed from 25bps to 60bps by mid-July. Mr. Draghi himself later said his comment was misinterpreted and reiterated that the ECB would need to be patient regarding inflation. German elections took place and Chancellor Merkel was undoubtedly weakened as a result. At the end of September, Spain was dragged into political turmoil as the Catalan region went to the polls in a referendum on independence, which was deemed illegal by the Spanish government and resulted in some violent clashes between voters and the police.

The ECB’s decision on its Asset Purchase Program dominated investor attention at the start of the fourth quarter with speculation rife regarding the size of the “taper” and the timing of its implementation. In the end, the Governing Council delivered a taper to €30bn per month of purchases and a dovish extension of the current program until at least September 2018, and they confirmed that euro interest rates would not rise at least until the quantitative easing program has ended. Even though a taper to €30bn was at the lower end of the expected range, it had become consensus. When announced, it was no surprise that the euro weakened against its main basket of traded currencies, and credit spreads and peripheral sovereign bonds outperformed.

2

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2017 (Unaudited)

In the United Kingdom (the “UK”), Brexit negotiations were again the main topic. Prime Minister May attempted to reset the dialogue and the ongoing negotiations between the UK and Europe were deemed to have made sufficient progress to enable both sides to start discussions on transition and future trade agreements by the end of the year. The Bank of England reversed the emergency rate cut that followed the UK referendum on European Union (the “EU”) membership on November 2nd as expected, but Governor Mark Carney followed up that decision by saying “two more 25 basis point rate hikes will be needed over the next three years.”

This market environment provided a strong backdrop for the Fund’s strategy in which credit markets rallied and all sectors provided positive contributions to performance. Subordinated Bank and Insurance holdings contributed over half the performance and were the top contributors. Additionally, contributions came from other credit sectors including Emerging Markets, Asset-Backed Securities, and High Yield. Finally, Government Bond positions added some value to performance as well.

The sub-advisor continues to employ its detailed investment process combining top-down and bottom-up analysis with an absolute-return mindset to broadly invest across global fixed-income markets.

Top Ten Holdings (% Net Assets)
Australia Government Bond, Series 151, 2.000%, Due 12/21/2021		8.1
Australia Government Bond, Series 141, 3.250%, Due 10/21/2018		3.4
Jubilee CLO B.V., 2014-14X E, 4.671%, Due 1/15/2028		2.6
Nationwide Building Society, 6.875%, Due 6/20/2019		2.3
U.S. Treasury Notes/Bonds, 2.750%, Due 11/15/2047		2.0
Jubilee CLO B.V., 2016-17A F, 8.400%, Due 10/15/2029		1.7
Barclays PLC, 7.250%, Due 3/15/2023		1.6
Intesa Sanpaolo SpA, 7.750%, Due 1/11/2027		1.6
Virgin Money Holdings UK PLC, 8.750%, Due 11/10/2021		1.6
Bracken MidCo1 PLC, 10.500%, Due 11/15/2021		1.6

Total Fund Holdings	80

Sector Allocation (% Fixed Income)
Financial		46.8
Asset-Backed Obligations		12.0
Foreign Sovereign Obligations		8.4
Energy		6.6
Communications		6.5
Foreign Government Obligations		4.6
Basic Materials		3.5
Consumer, Cyclical		2.9
Consumer, Non-Cyclical		2.4
Industrial		2.3
U.S. Treasury Obligations		2.0
Collateralized Mortgage Obligations		1.5
Technology		0.5

3

American Beacon TwentyFour Strategic Income FundSM

Expense Example

December 31, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2017 through December 31, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon TwentyFour Strategic Income FundSM

Expense Example

December 31, 2017 (Unaudited)

American Beacon TwentyFour Strategic Income Fund
	Beginning Account Value 7/1/2017	Ending Account Value 12/31/2017	Expenses Paid During Period 7/1/2017-12/31/2017*
Institutional Class
Actual	$1,000.00	$1,040.10	$3.70
Hypothetical**	$1,000.00	$1,021.60	$3.67
Y Class
Actual	$1,000.00	$1,040.10	$4.22
Hypothetical**	$1,000.00	$1,021.10	$4.18
Investor Class
Actual	$1,000.00	$1,038.10	$5.60
Hypothetical**	$1,000.00	$1,019.70	$5.55
Ultra Class
Actual	$1,000.00	$1,040.10	$3.45
Hypothetical**	$1,000.00	$1,021.80	$3.41

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.72%, 0.82%, 1.09%, and 0.67% for the Institutional, Y, Investor, and Ultra Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

5

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 9.46%
Basic Materials - 1.02%
Aleris International, Inc., 9.500%, Due 4/1/2021A		$175,000	$184,625

Communications - 1.46%
CSC Holdings LLC, 10.875%, Due 10/15/2025A		200,000	238,000
Sprint Corp., 7.875%, Due 9/15/2023		25,000	26,625

			264,625

Consumer, Cyclical - 2.12%
American Greetings Corp., 7.875%, Due 2/15/2025A		150,000	162,000
JC Penney Corp., Inc., 5.875%, Due 7/1/2023A		100,000	94,375
PetSmart, Inc., 5.875%, Due 6/1/2025A		100,000	76,750
Titan International, Inc., 6.500%, Due 11/30/2023A		50,000	50,875

			384,000

Consumer, Non-Cyclical - 1.16%
Avon International Operations, Inc., 7.875%, Due 8/15/2022A		75,000	76,313
CHS/Community Health Systems, Inc.,
5.125%, Due 8/1/2021		50,000	45,000
6.250%, Due 3/31/2023		100,000	90,000

			211,313

Energy - 3.23%
Cheniere Corpus Christi Holdings LLC, 7.000%, Due 6/30/2024		200,000	227,625
Cheniere Energy Partners LP, 5.250%, Due 10/1/2025A		100,000	101,750
EP Energy LLC / Everest Acquisition Finance, Inc., 8.000%, Due 11/29/2024A		175,000	180,687
Ultra Resources, Inc., 6.875%, Due 4/15/2022A		75,000	75,188

			585,250

Technology - 0.47%
Conduent Finance, Inc. / Conduent Business Services LLC, 10.500%, Due 12/15/2024A		73,000	85,249

Total Corporate Obligations (Cost $1,750,141)			1,715,062

FOREIGN CORPORATE OBLIGATIONS - 60.26%
Basic Materials - 2.42%
Lecta S.A., 6.500%, Due 8/1/2023B	EUR	170,000	209,584
Suzano Austria GmbH, 7.000%, Due 3/16/2047A		200,000	229,500

			439,084

Communications - 4.93%
Altice Luxembourg S.A., 7.250%, Due 5/15/2022B	EUR	100,000	121,554
SoftBank Group Corp., 3.125%, Due 9/19/2025B	EUR	100,000	118,345
TV Azteca S.A.B. de C.V., 8.250%, Due 8/9/2024B		200,000	212,500
UPC Holding B.V., 3.875%, Due 6/15/2029B	EUR	200,000	230,217
VTR Finance B.V., 6.875%, Due 1/15/2024B		200,000	211,000

			893,616

Consumer, Cyclical - 0.67%
Intralot Capital Luxembourg S.A., 5.250%, Due 9/15/2024A	EUR	100,000	121,143

Consumer, Non-Cyclical - 1.13%
Marfrig Holdings Europe B.V., 6.875%, Due 6/24/2019B		200,000	205,800

Energy - 3.23%
Gazprom OAO Via Gaz Capital S.A., 4.250%, Due 4/6/2024B	GBP	120,000	167,527
Petrobras Global Finance B.V., 6.250%, Due 12/14/2026	GBP	100,000	147,635
Transocean Phoenix 2 Ltd., 7.750%, Due 10/15/2024A		247,500	271,012

			586,174

Financial - 45.64%
Aareal Bank AG, 7.625%, Due 4/30/2020, (1-Yr. Annual EUR Swap + 7.180%)B C	EUR	200,000	260,358

See accompanying notes

6

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 60.26% (continued)
Financial - 45.64% (continued)
Aldermore Group PLC, 8.500%, Due 10/28/2026, (5-Yr. GBP Swap + 7.784%)B C	GBP	100,000	$152,229
Assicurazioni Generali SpA, 6.416%, Due 2/8/2022, (3 mo. GBP LIBOR + 2.200%)B C	GBP	100,000	149,327
ATF Netherlands B.V., 3.750%, Due 1/20/2023, (5-Yr. Annual EUR Swap + 4.375%)B C	EUR	100,000	127,724
AXA S.A., 6.463%, Due 12/14/2018, (3 mo. USD LIBOR + 1.449%)B C		145,000	147,900
Banco de Sabadell S.A., 6.500%, Due 5/18/2022, (5-Yr. Annual EUR Swap + 6.414%)B C	EUR	200,000	251,412
Banco Mercantil del Norte S.A., 5.750%, Due 10/4/2031, (5-Yr. CMT + 4.447%)B C		200,000	202,000
Barclays PLC, 7.250%, Due 3/15/2023, (5-Yr. GBP Swap + 6.462%)B C	GBP	200,000	294,670
Bracken MidCo1 PLC, 10.500%, Due 11/15/2021, PIK (11.250%)B	GBP	200,000	287,245
Cabot Financial Luxembourg S.A., 7.500%, Due 10/1/2023B	GBP	200,000	282,452
CaixaBank S.A., 6.750%, Due 6/13/2024, (5-Yr. Annual EUR Swap + 6.498%)B C	EUR	200,000	266,268
Coventry Building Society, 6.375%, Due 11/1/2019, (5-Yr. GBP Swap + 4.113%)B C	GBP	200,000	280,472
Credit Suisse Group AG, 7.500%, Due 12/11/2023, (5-Yr. Semi-Annual USD Swap + 4.598%)B C		200,000	228,480
ELM BV for Swiss Reinsurance Co., Ltd., 6.302%, Due 5/25/2019, (6 mo. GBP LIBOR + 2.120%)B C	GBP	100,000	143,521
Garfunkelux Holdco 3 S.A., 8.500%, Due 11/1/2022B	GBP	200,000	282,182
Haya Finance S.A., 5.250%, Due 11/15/2022A	EUR	100,000	118,701
Hiscox Ltd., 6.125%, Due 11/24/2045, (3 mo. GBP LIBOR + 5.076%)B C	GBP	120,000	188,103
Intesa Sanpaolo SpA,
5.017%, Due 6/26/2024A		200,000	204,785
7.750%, Due 1/11/2027, (5-Yr. Annual EUR Swap + 7.192%)B C	EUR	200,000	291,851
Jerrold Finco PLC, 6.125%, Due 1/15/2024B	GBP	150,000	206,530
Just Group PLC, 9.000%, Due 10/26/2026B	GBP	100,000	173,643
Legal & General Group PLC, 5.875%, Due 4/1/2019, (5-Yr. UK Government Bond + 2.330%)C	GBP	120,000	170,106
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)B C	GBP	150,000	228,764
Lloyds Bank PLC, 13.000%, Due 1/21/2029, (5-Yr. UK Government Bond + 13.400%)C	GBP	100,000	252,951
Nationwide Building Society,
6.875%, Due 6/20/2019, (5-Yr. GBP Swap + 4.880%)B C	GBP	300,000	424,034
10.250%, Due 12/31/2049, Series CCDSB D	GBP	121,700	258,062
Old Mutual PLC, 8.000%, Due 6/3/2021B	GBP	100,000	157,114
Paragon Banking Group PLC, 7.250%, Due 9/9/2026, (5-Yr. GBP Swap + 6.731%)B C	GBP	100,000	146,706
Pension Insurance Corp., PLC, 8.000%, Due 11/23/2026B	GBP	150,000	255,523
Phoenix Group Holdings, 6.625%, Due 12/18/2025B	GBP	150,000	241,609
Royal Bank of Scotland Group PLC,
2.001%, Due 3/31/2018, (3 mo. EUR EURIBOR + 2.330%)B C	EUR	100,000	118,242
5.500%, Due 3/31/2018	EUR	150,000	181,993
Scottish Widows Ltd., 5.500%, Due 6/16/2023B	GBP	100,000	154,309
Shawbrook Group PLC, 8.500%, Due 10/28/2025B	GBP	150,000	218,724
Standard Chartered PLC, 7.750%, Due 4/2/2023, (5-Yr. Semi-Annual USD Swap + 5.723%)B C		200,000	219,000
Turkiye Garanti Bankasi A/S, 5.875%, Due 3/16/2023B		200,000	207,384
UniCredit International Bank Luxembourg S.A., 8.593%, Due 6/27/2018, (3 mo. GBP LIBOR + 3.950%)B C	GBP	150,000	209,113
Virgin Money Holdings UK PLC, 8.750%, Due 11/10/2021, (5-Yr. GBP Swap + 7.930%)B C	GBP	200,000	288,932

			8,272,419

Industrial - 2.24%
ARD Finance S.A., 6.625%, Due 9/15/2023, PIK (7.375%)	EUR	150,000	191,946
Cemex S.A.B. de C.V., 6.125%, Due 5/5/2025B		200,000	213,400

			405,346

Total Foreign Corporate Obligations (Cost $10,114,387)			10,923,582

FOREIGN SOVEREIGN OBLIGATIONS - 12.66%
African Export-Import Bank, 4.125%, Due 6/20/2024B		200,000	201,774
Australia Government Bond,
3.250%, Due 10/21/2018, Series 141B	AUD	780,000	615,522
2.000%, Due 12/21/2021, Series 151B	AUD	1,911,000	1,476,466

Total Foreign Sovereign Obligations (Cost $2,281,199)			2,293,762

ASSET-BACKED OBLIGATIONS - 11.66%
Dryden 44 Euro CLO B.V., 6.500%, Due 7/15/2030, 2015-44X E, (6 mo. EUR EURIBOR + 6.500%)B C	EUR	150,000	181,616
GLG Euro CLO II DAC,
6.550%, Due 1/15/2030, 2X E, (3 mo. EUR EURIBOR + 6.550%)B C	EUR	200,000	245,550
8.750%, Due 1/15/2030, 2X F, (3 mo. EUR EURIBOR + 8.750%)B C	EUR	200,000	243,572
Griffith Park CLO DAC, 6.400%, Due 10/15/2029, 1X D, (3 mo. EUR EURIBOR + 6.400%)B C	EUR	150,000	183,718
Jubilee CLO B.V.,
4.671%, Due 1/15/2028, 2014-14X E, (3 mo. EUR EURIBOR + 5.000%)B C	EUR	400,000	475,045
8.400%, Due 10/15/2029, 2016-17A F, (3 mo. EUR EURIBOR + 8.400%)A C	EUR	250,000	302,032
St Pauls CLO II Ltd., 5.500%, Due 2/15/2030, 2X ERNE, (3 mo. EUR EURIBOR + 5.500%)B C	EUR	200,000	242,412

See accompanying notes

7

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount*		Fair Value

ASSET-BACKED OBLIGATIONS - 11.66% (continued)
Tymon Park CLO Ltd., 5.700%, Due 1/21/2029, 1X D, (3 mo. EUR EURIBOR + 5.700%)B C	EUR	200,000	$239,970

Total Asset-Backed Obligations (Cost $1,883,560)			2,113,915

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.47% (Cost $236,783)
Warwick Finance Residential Mortgages No Two PLC, 3.017%, Due 9/21/2049, 2 F, (3 mo. GBP LIBOR + 2.500%)B C	GBP	200,000	266,585

U.S. TREASURY OBLIGATIONS - 1.99% (Cost $354,863)
U.S. Treasury Notes/Bonds, 2.750%, Due 11/15/2047		360,000	360,591

	Shares

SHORT-TERM INVESTMENTS - 2.12% (Cost $383,368)
Investment Companies - 2.12%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.13%E F		383,368	383,368

TOTAL INVESTMENTS - 99.62% (Cost $17,004,301)			18,056,865
OTHER ASSETS, NET OF LIABILITIES - 0.38%			69,447

TOTAL NET ASSETS - 100.00%			$18,126,312

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,572,985 or 14.20% of net assets. The Fund has no right to demand registration of these securities.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2017.

D Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

EURIBOR - Euro Interbank Offered Rate.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

Forward Foreign Currency Contracts Open on December 31, 2017:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	1,528	USD	1,490	1/29/2018	SSB	$38	$-	$38
GBP	16,471	USD	16,403	1/29/2018	SSB	68	-	68
EUR	130,114	USD	127,530	1/29/2018	SSB	2,584	-	2,584
GBP	443,771	USD	438,824	1/29/2018	SSB	4,947	-	4,947
GBP	53,914	USD	53,477	1/29/2018	SSB	437	-	437
USD	1,700,641	AUD	1,745,233	1/29/2018	SSB	-	(44,592)	(44,592)
USD	4,682,885	EUR	4,716,865	1/29/2018	SSB	-	(33,980)	(33,980)
USD	6,524,068	GBP	6,615,903	1/29/2018	SSB	-	(91,835)	(91,835)
USD	13,432	GBP	13,513	1/29/2018	SSB	-	(81)	(81)
USD	109,359	EUR	110,651	1/29/2018	SSB	-	(1,292)	(1,292)
USD	126,984	EUR	128,824	1/29/2018	SSB	-	(1,840)	(1,840)

See accompanying notes

8

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	6,776	GBP	6,831	1/29/2018	SSB	$-	$(55)	$(55)
USD	29,244	GBP	29,441	1/29/2018	SSB	-	(197)	(197)
USD	379,585	AUD	386,230	1/29/2018	SSB	-	(6,645)	(6,645)

						$8,074	$(180,517)	$(172,443)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2017, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$1,715,062	$-	$1,715,062
Foreign Corporate Obligations	-	10,923,582	-	10,923,582
Foreign Government Obligations	-	2,293,762	-	2,293,762
Asset-Backed Obligations	-	2,113,915	-	2,113,915
Collateralized Mortgage Obligations	-	266,585	-	266,585
U.S. Treasury Obligations	-	360,591	-	360,591
Short-Term Investments	383,368	-	-	383,368

Total Investments in Securities - Assets	$383,368	$17,673,497	$-	$18,056,865

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$8,074	$-	$8,074

Total Financial Derivative Instruments - Assets	$-	$8,074	$-	$8,074

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(180,517)	$-	$(180,517)

Total Financial Derivative Instruments - Liabilities	$-	$(180,517)	$-	$(180,517)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended December 31, 2017, there were no transfers between levels.

See accompanying notes

9

American Beacon TwentyFour Strategic Income FundSM

Statement of Assets and Liabilities

December 31, 2017 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$17,673,497
Investments in affiliated securities, at fair value‡	383,368
Foreign currency, at fair value^	86,613
Dividends and interest receivable	255,085
Receivable for expense reimbursement (Note 2)	20,041
Deferred offering costs	8,093
Unrealized appreciation from forward foreign currency contracts	8,074
Prepaid expenses	28,179

Total assets	18,462,950

Liabilities:
Management and sub-advisory fees payable (Note 2)	10,306
Service fees payable (Note 2)	125
Transfer agent fees payable (Note 2)	6,022
Custody and fund accounting fees payable	93,029
Professional fees payable	43,210
Payable for prospectus and shareholder reports	588
Unrealized depreciation from forward foreign currency contracts	180,517
Other liabilities	2,841

Total liabilities	336,638

Net assets	$18,126,312

Analysis of net assets:
Paid-in-capital	$17,222,301
Undistributed net investment income	132,401
Accumulated net realized (loss)	(113,569)
Unrealized appreciation of investments in unaffiliated securitiesA	1,052,564
Unrealized (depreciation) of forward foreign currency contracts	(172,443)
Unrealized appreciation of foreign currency transactions	5,058

Net assets	$18,126,312

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	41,642

Y Class	542,348

Investor Class	57,095

Ultra Class	1,112,311

Net assets:
Institutional Class	$430,634

Y Class	$5,603,130

Investor Class	$588,723

Ultra Class	$11,503,825

Net asset value, offering and redemption price per share:
Institutional Class	$10.34

Y Class	$10.33

Investor Class	$10.31

Ultra Class	$10.34

† Cost of investments in unaffiliated securities	$16,620,933
‡ Cost of investments in affiliated securities	$383,368
^ Cost of foreign currency	$85,534
A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

10

American Beacon TwentyFour Strategic Income FundSM

Statement of Operations

For the period ended December 31, 2017 (Unaudited)

Investment income:
Dividend income from affiliated securities	$3,343
Interest income (net of foreign taxes)†	481,036

Total investment income	484,379

Expenses:
Management and sub-advisory fees (Note 2)	58,662
Transfer agent fees:
Institutional Class (Note 2)	1,743
Y Class (Note 2)	2,308
Investor Class	2,349
Ultra Class	1,996
Custody and fund accounting fees	62,932
Professional fees	65,939
Registration fees and expenses	42,828
Service fees (Note 2):
Investor Class	623
Prospectus and shareholder report expenses	10,422
Trustee fees (Note 2)	518
Other expenses	1,250

Total expenses	251,570

Net fees waived and expenses (reimbursed) (Note 2)	(189,841)

Net expenses	61,729

Net investment income	422,650

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	174,116
Foreign currency transactions	77,393
Forward foreign currency contracts	(364,960)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	429,355
Foreign currency transactions	(4,589)
Forward foreign currency contracts	(58,196)

Net gain from investments	253,119

Net increase in net assets resulting from operations	$675,769

† Foreign taxes	$1,492
A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

11

American Beacon TwentyFour Strategic Income FundSM

Statement of Changes in Net Assets

	Six Months Ended December 31, 2017	April 3, 2017A to June 30, 2017
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$422,650	$178,914
Net realized (loss) from investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	(113,451)	(312,211)
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	366,570	518,609

Net increase in net assets resulting from operations	675,769	385,312

Distributions to shareholders:
Net investment income:
Institutional Class	(5,527)	-
Y Class	(50,263)	-
Investor Class	(10,709)	-
Ultra Class	(323,903)	-
Return of capital:
Institutional Class	-	(877)
Y Class	-	(877)
Investor Class	-	(877)
Ultra Class	-	(128,902)

Net distributions to shareholders	(390,402)	(131,533)

Capital share transactions (Note 9):
Proceeds from sales of shares	7,341,595	692,500
Reinvestment of dividends and distributions	390,402	131,533
Cost of shares redeemed	(5,968,864)	-

Net increase in net assets from capital share transactions	1,763,133	824,033

Net increase in net assets	2,048,500	1,077,812

Net assets:
Beginning of period	16,077,812	15,000,000	B

End of period *	$18,126,312	$16,077,812

*Includes undistributed net investment income	$132,401	$100,153

A Commencement of operations.
B Seed capital.

See accompanying notes

12

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a non-diversified, open-end management investment company. As of December 31, 2017, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon TwentyFour Strategic Income Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500
Ultra	Large institutional investors - sold directly or through intermediary channels.	$350,000,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

13

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable. For the year ended December 31, 2017, the Fund did not have commission recapture income.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Organization and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting the bylaws, administration, custody and transfer agency agreements, and legal services in connection with the initial meeting of trustees, and were expensed immediately as incurred. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement (including the Prospectus and the Statement of Additional Information), the costs of preparation, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and the amounts of associated filing fees and legal fees associated with the offering. Organizational costs and offering costs are subject to the Fund’s expense limitation agreement discussed in Note 2 and offering costs require amortization over twelve months on a straight-line basis from the commencement of operations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

14

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with TwentyFour Asset Management (US) LP (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.32%
Over $1 billion	0.27%

The Management and Sub-Advisory Fees paid by the Fund for the period ended December 31, 2017 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$30,644
Sub-Advisor Fees	0.32%	28,018

Total	0.67%	$58,662

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into Service Plans that obligates the Manager to oversee additional shareholder servicing of the Investor Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

15

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to the Trust’s Board of Trustees (the “Board”) approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended December 31, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
TwentyFour Strategic Income	$560

As of December 31, 2017, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
TwentyFour Strategic Income	$179

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2017, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
TwentyFour Strategic Income	$679

Interfund Credit Facility

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating Funds for temporary purposes. The interfund credit facility is advantageous to the Fund because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a Fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management,

16

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2017, the Fund borrowed on average $209,564 for 1 day at an average interest rate of 1.73% with interest charges of $10. This amount is included in “Other expenses” on the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the expense cap. During the period ended December 31, 2017, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	7/1/2017 - 12/31/2017	Reimbursed Expenses	(Recouped) Expenses
TwentyFour Strategic Income	Institutional	0.72%	$4,566	$–	2021
TwentyFour Strategic Income	Y	0.82%	27,684	–	2021
TwentyFour Strategic Income	Investor	1.09%	7,182	–	2021
TwentyFour Strategic Income	Ultra	0.67%	150,409	–	2021

Of these amounts, $20,041 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at December 31, 2017.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Fund did not record a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
TwentyFour Strategic Income	$-	$173,984	$-	2020

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a controlling ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of December 31, 2017, based on management’s evaluation of the shareholder account base, one account in the Fund has been identified as representing an affiliated controlling ownership of approximately 63% of the Fund’s outstanding shares.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be

17

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $10,000 fee each quarter for his attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (ADRs) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

18

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Fixed-income securities are considered Level 2 as they are valued using observable inputs.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The

19

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

Asset-Backed Securities (“ABS”)

ABS may include mortgage-backed securities (“MBS”), loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed

20

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended December 31, 2017 are disclosed in the Notes to the Schedule of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

21

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Payment-In-Kind Securities

The Fund may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statement of Assets and Liabilities.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying

22

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

During the period ended December 31, 2017, the TwentyFour Strategic Income Fund purchased/sold options primarily for return enhancement and hedging. The Fund does not hold any option positions at period end.

Straddle Options

The Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended December 31, 2017, the TwentyFour Strategic Income Fund entered into forward foreign currency contracts primarily for return enhancement and hedging.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amount Outstanding Period Ended December 31, 2017
Fund	Purchased Contracts	Sold Contracts
TwentyFour Strategic Income	$308,190	$12,132,541

23

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of December 31, 2017:

Derivatives not accounted for as hedging instruments
Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$8,074	$-	$-	$-	$8,074

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(180,517)	$-	$-	$-	$(180,517)

The effect of financial derivative instruments on the Statement of Operations as of December 31, 2017:

Derivatives not accounted for as hedging instruments
Realized gain (loss) from derivatives recognized as a result of operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(364,960)	$-	$-	$-	$(364,960)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(58,196)	$-	$-	$-	$(58,196)

(1) See Note 3 in the Notes to Financial Statements for additional information.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in over-the-counter (“OTC”) derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

24

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities, including CMOs, are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund.

Collateralized Loan Obligations (“CLOs”)

The Fund may invest collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are types of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management fees and administrative expenses.

For CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Fund as illiquid securities, however an active dealer market may exist for CLOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed in the Fund’s SAI and Prospectus (e.g., interest rate risk and default risk), CLOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

25

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward foreign currency exchange contracts in non- U.S. currencies, non-U.S. currency futures contracts and swaps for cross-currency investments. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Foreign Investing Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Fund may also invest in local currency investments. ADRs are subject to many of the risks inherent in currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate in December 2016, March 2017, and June 2017 and maintains a forecast of one more hike in 2017. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well.

26

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Liquidity Risk

Liquidity risk is the risk that the Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Fund currently value them. For example, certain investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. The Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund. In some cases, due to unanticipated levels of illiquidity the Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi- governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The results of the 2016 U.S. presidential election may result in significant changes in certain policies. These changes may result in lower corporate taxes, higher levels of public debt, higher interest rates, more restrictions on international trade, and less stringent prudential regulation of certain players in the financial markets.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a

27

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The abandonment of the euro or withdrawal from the European Union (“EU”) on the part of the United Kingdom or any other member could significantly adversely affect the value of a Fund’s investments in Europe. Particularly, the United Kingdom’s vote to leave the EU could lead to a prolonged period of uncertainty as to the exact terms of exit and the impact on different industry sectors and increased market volatility.

Market Timing Risk

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s net asset value (“NAV”), (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Non-Diversification Risk

The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Fund invest in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

28

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Sovereign and Quasi Sovereign Debt Risk

The Fund normally will have significant investments in sovereign and quasi-sovereign debt securities. These investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, FHLB, FFCB, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Variable and Floating Rate Securities Risk

The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating-rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating-rate securities may lag behind changes in market rates or may have limits on the maximum rate change for a given period of time. The value of floating-rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from

29

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2017.

Offsetting of Financial and Derivative Assets as of December 31, 2017:
	Assets	Liabilities
Forward Foreign Currency Contracts	$8,074	$180,517

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$8,074	$180,517

Total derivative assets and liabilities subject to an MNA	$8,074	$180,517

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2017:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
State Street Bank & Trust Co.	$8,074	$(8,074)	$-	$-	$-

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$180,517	$(8,074)	$-	$-	$172,443

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. The tax year ended June 30, 2017 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2017 the tax cost for the Fund and their respective gross unrealized appreciation and depreciation were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TwentyFour Strategic Income	$17,018,551	$1,270,861	$(227,489)	$1,043,372

30

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the year ended June 30, 2017, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
TwentyFour Strategic Income	$8,729,543	$711,654	$7,054,234	$1,406,313

A summary of the Fund’s transactions in the USG Select Fund for the period ended December 31, 2017 were as follows:

Fund	Type of Transaction	June 30, 2017 Share/Fair Value	Purchases	Sales	December 31, 2017 Share/Fair Value	Dividend Income
TwentyFour Strategic Income Fund	Direct	$858,955	$9,067,544	$9,543,131	$383,368	$3,343

9.  Borrowing Arrangements

Effective November 16, 2017, the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Fund, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets. During the period ended December 31, 2017, the Fund did not utilize this facility.

31

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended December 31, 2017		April 3, 2017A to June 30, 2017
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares		Amount
Shares sold	31,085	$319,697	–	B	$–	B
Reinvestment of dividends	538	5,527	87		877
Shares redeemed	(68)	(705)	-		-

Net increase in shares outstanding	31,555	$324,519	87		$877

	Y Class
	Six Months Ended December 31, 2017		April 3, 2017A to June 30, 2017
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares		Amount
Shares sold	503,947	$5,179,662	54,594	B	$554,700	B
Reinvestment of dividends	4,885	50,263	87		877
Shares redeemed	(31,165)	(320,692)	-		-

Net increase in shares outstanding	477,667	$4,909,233	54,681		$555,577

	Investor Class
	Six Months Ended December 31, 2017		April 3, 2017A to June 30, 2017
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares		Amount
Shares sold	33,408	$342,236	13,559	B	$137,800	B
Reinvestment of dividends	1,044	10,709	87		877
Shares redeemed	(1,003)	(10,296)	-		-

Net increase in shares outstanding	33,449	$342,649	13,646		$138,677

	Ultra Class
	Six Months Ended December 31, 2017		April 3, 2017A to June 30, 2017
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares		Amount
Shares sold	145,915	$1,500,000	–	B	$–	B
Reinvestment of dividends	31,586	323,903	12,733		128,902
Shares redeemed	(547,923)	(5,637,171)	-		-

Net increase (decrease) in shares outstanding	(370,422)	$(3,813,268)	12,733		$128,902

A Commencement of operations.

B Seed capital was received on April 3, 2017 in the amount of $100,000, $100,000, $100,000, and $14,700,000 for the Institutional, Y, Investor, and Ultra Classes, respectively. As a result, shares were issued in the amounts of 10,000, 10,000, 10,000, and 1,470,000 for the Institutional, Y, Investor, and Ultra Classes, respectively.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

32

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31,		April 3, 2017A to June 30,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.17		$10.00

Income from investment operations:
Net investment income	0.23		0.20
Net gains on investments (both realized and unrealized)	0.17		0.06

Total income from investment operations	0.40		0.26

Less distributions:
Dividends from net investment income	(0.23)		-
Distributions from net realized gains	-		-
Tax return of capitalB	-		(0.09)

Total distributions	(0.23)		(0.09)

Net asset value, end of period	$10.34		$10.17

Total returnC	4.01	%D	2.58	%D

Ratios and supplemental data:
Net assets, end of period	$430,634		$102,562
Ratios to average net assets:
Expenses, before reimbursements	4.12	%E	9.14	%E
Expenses, net of reimbursements	0.72	%E	0.72	%E
Net investment income (loss), before expense reimbursements	1.46	%E	(3.68	)%E
Net investment income, net of reimbursements	4.86	%E	4.74	%E
Portfolio turnover rate	52	%D	27	%F

	Y Class
	Six Months Ended December 31,		April 3, 2017A to June 30,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.16		$10.00

Income from investment operations:
Net investment income	0.25		0.11
Net gains on investments (both realized and unrealized)	0.15		0.14

Total income from investment operations	0.40		0.25

Less distributions:
Dividends from net investment income	(0.23)		-
Distributions from net realized gains	-		-
Tax return of capitalB	-		(0.09)

Total distributions	(0.23)		(0.09)

Net asset value, end of period	$10.33		$10.16

Total returnC	4.01	%D	2.48	%D

Ratios and supplemental data:
Net assets, end of period	$5,603,130		$657,411
Ratios to average net assets:
Expenses, before reimbursements	2.95	%E	7.64	%E
Expenses, net of reimbursements	0.82	%E	0.82	%E
Net investment income (loss), before expense reimbursements	2.67	%E	(2.94	)%E
Net investment income, net of reimbursements	4.80	%E	3.88	%E
Portfolio turnover rate	52	%D	27	%F

A	Commencement of operations.
B	Return of capital is calculated based on outstanding shares at the time of distribution.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from April 3, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

33

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31,		April 3, 2017A to June 30,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.16		$10.00

Income from investment operations:
Net investment income	0.23		0.14
Net gains on investments (both realized and unrealized)	0.15		0.11

Total income from investment operations	0.38		0.25

Less distributions:
Dividends from net investment income	(0.23)		-
Distributions from net realized gains	-		-
Tax return of capitalB	-		(0.09)

Total distributions	(0.23)		(0.09)

Net asset value, end of period	$10.31		$10.16

Total returnC	3.81	%D	2.48	%D

Ratios and supplemental data:
Net assets, end of period	$588,723		$240,201
Ratios to average net assets:
Expenses, before reimbursements	3.97	%E	10.00	%E
Expenses, net of reimbursements	1.09	%E	1.09	%E
Net investment income (loss), before expense reimbursements	1.59	%E	(4.86	)%E
Net investment income, net of reimbursements	4.47	%E	4.06	%E
Portfolio turnover rate	52	%D	27	%F

	Ultra
	Six Months Ended December 31,		April 3, 2017A to June 30,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.17		$10.00

Income from investment operations:
Net investment income	0.26		0.21
Net gains on investments (both realized and unrealized)	0.14		0.05

Total income from investment operations	0.40		0.26

Less distributions:
Dividends from net investment income	(0.23)		-
Tax return of capitalB	-		(0.09)

Total distributions	(0.23)		(0.09)

Net asset value, end of period	$10.34		$10.17

Total returnC	4.01	%D	2.58	%D

Ratios and supplemental data:
Net assets, end of period	$11,503,825		$15,077,638
Ratios to average net assets:
Expenses, before reimbursements	2.80	%E	4.61	%E
Expenses, net of reimbursements	0.67	%E	0.69	%E
Net investment income, before expense reimbursements	2.72	%E	0.84	%E
Net investment income, net of reimbursements	4.84	%E	4.77	%E
Portfolio turnover rate	52	%D	27	%F

A	Commencement of operations.
B	Return of capital is calculated based on outstanding shares at the time of distribution.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from April 3, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

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36

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers Boston, MA	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon TwentyFour Strategic Income Fund are service marks of American Beacon Advisors, Inc.

SAR 12/17

American Beacon® FUNDS

2017 SEMI-ANNUAL REPORT

December 31, 2017

SHAPIRO EQUITY OPPORTUNITIES FUND

SHAPIRO SMID CAP EQUITY FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SHAPIRO EQUITY OPPORTUNITIES FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund participates in a securities lending program. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

SHAPIRO SMID CAP EQUITY FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund participates in a securities lending program. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we are proud to offer a broad range of equity, fixed-income and alternative mutual fund products for institutions and individuals. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced portfolio managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our clients and shareholders meet their long-term financial goals.

Institutional wisdom, enduring value. Since our inception as a pension fiduciary in 1986, American Beacon has focused on identifying and overseeing institutional investment managers and portfolio risk management. In 1987, we leveraged our size and experience to launch a series of sub-advised, multi-

manager mutual funds providing individual investors access to many of the same institutional managers as our pension clients. Following the financial crisis in 2008, we saw that investors were looking for unique solutions from managers who were not necessarily mainstream. In 2010, we began offering mutual funds from single managers with distinctive investment styles or asset classes. As we continue to expand our family of funds, our solutions-based approach provides innovative investments.

Guiding principles. Our “manager of managers” philosophy is built on a long-standing history of innovative thinking, discipline and consistency in applying our solutions-based approach. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style or market strategy – whether through a single sub-advisor or a combination of sub-advisors. Because we take our fiduciary responsibilities very seriously, our thorough manager evaluation and selection process is rigorous and ongoing. Our guiding principles – predictability, style consistency, competitive pricing and long-term relationships – provide a strong foundation for our due-diligence process. Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with asset managers who have adhered to their disciplined processes for many years and through multiple market cycles.

Focus on asset protection and risk mitigation. We strive to provide innovative, long-term products without gimmicks. From offering some of the first multi-manager funds, one of the first retirement-income funds and the first open-end mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process to help protect assets and mitigate risk.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Shapiro Equity Opportunities FundSM

Performance Overview

December 31, 2017 (Unaudited)

The Investor Class of the American Beacon Shapiro Equity Opportunities Fund (the “Fund”) returned 7.47% for the period since inception September 12, 2017 through December 31, 2017. The Fund slightly underperformed the Russell 3000 Index (the “Index”) return of 7.79% for the same period.

Total Returns for the Period ended December 31, 2017
	Ticker	Since Inception 9/12/2017*
Institutional Class (1,3)	SHXIX	7.57%
Y Class (1,3)	SHXYX	7.57%
Investor Class (1,3)	SHXPX	7.47%

Russell 3000 Index (2)		7.79%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-9687-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving was lower than actual returns shown since inception.

2.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Russell 3000 Index is a registered trademark of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 1.26%, 1.36%, and 1.64%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index through poor security selection, although this was partially offset by positive sector allocation for the three months ending December 31, 2017. Most of the Fund’s underperformance related to security selection and was largely attributed to holdings in the Information Technology and Consumer Discretionary sectors. In the Information Technology sector, Fireeye, Inc. down 12.4%, First Data Corp., Class A down 7.2% and Knowles Corp. down 4.2% were the largest detractors. In the Consumer Discretionary sector, Hanesbrands, Inc. down 11.6%, Caesars Entertainment Corp. down 4.7% and CBS Corp., Class B up 1.9% detracted from performance. The aforementioned underperformance was somewhat offset by security selection in the Materials sector. The Mosaic Co. up 18.9% and Axalta Coating Systems Ltd. up 12.8% were the largest contributors to performance.

From a sector allocation perspective, a significant overweight allocation in the Consumer Discretionary sector, the best performing sector, added value relative to the Index. The Utilities sector, the worst performing sector, a null weight allocation, also contributed to the Fund’s performance. The Health Care sector, the second-worst performing sector, an underweight allocation contributed positively to the Fund’s relative performance. The Financials sector underweight allocation detracted from performance.

Looking forward, the Fund’s sub-advisor will continue to employ a team-oriented investment process that is driven by deep fundamental research in a concentrated, value-oriented approach.

2

American Beacon Shapiro Equity Opportunities FundSM

Performance Overview

December 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Discovery Communications, Inc., Class C,		5.3
Walt Disney Co.		5.0
Axalta Coating Systems Ltd.		5.0
First Data Corp., Class A,		5.0
FireEye, Inc.		5.0
Merck & Co., Inc.		5.0
Caesars Entertainment Corp.		5.0
Hanesbrands, Inc.		4.9
Mosaic Co.		4.9
Pfizer, Inc.		4.9

Total Fund Holdings	24

Sector Allocation (% Equities)
Consumer Discretionary		33.5
Information Technology		24.2
Materials		10.6
Health Care		10.5
Financials		9.4
Energy		6.4
Exchange-Traded Instruments		2.8
Industrials		2.6

3

American Beacon Shapiro SMID Cap Equity FundSM

Performance Overview

December 31, 2017 (Unaudited)

The Investor Class of the American Beacon Shapiro SMID Cap Equity Fund (the “Fund”) returned 8.20% for the period since inception September 12, 2017 through December 31, 2017. The Fund slightly underperformed the Russell 2500 Index (the “Index”) return of 8.65% for the same period.

Total Returns for the Period ended December 31, 2017
	Ticker	Since Inception 9/12/2017*
Institutional Class (1,3)	SHDIX	8.40%
Y Class (1,3)	SHDYX	8.30%
Investor Class (1,3)	SHDPX	8.20%

Russell 2500 Index (2)		8.65%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.	The Russell 2500® Index is an unmanaged index that measures the performance of the small to mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,500 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell 2500 Index and the Russell 3000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 1.31%, 1.41%, and 1.69%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index through poor security selection, although this was partially offset by positive sector allocation for the three months ending December 31, 2017. Most of the Fund’s underperformance related to security selection and was largely attributed to holdings in the Information Technology and Consumer Discretionary sectors. In the Information Technology sector, Fireeye, Inc. down 12.0%, Channeladvisor Corp. down 13.1% and First Data Corp., Class A. down 7.3% were the largest detractors. In the Consumer Discretionary sector, Hanesbrands, Inc. down 12.4%, AMC Networks Inc. down 6.4% and Caesars Entertainment Corp. down 4.6% detracted from performance. The aforementioned underperformance was somewhat offset by security selection in the Materials sector. The Mosaic Company up 18.8%, Axalta Coating Systems Ltd. up 14.0%, and Compass Minerals International up 14.1% were the largest contributors to performance.

From a sector allocation perspective, a significant overweight allocation to the Consumer Discretionary sector, the third-best performing sector, added value relative to the Index. The Health Care and Real Estate sectors, both null weight allocations, also contributed to the Fund’s performance. An overweight allocation to the Information Technology sector detracted from relative value.

Looking forward, the Fund’s sub-advisor will continue to employ a team-oriented investment process that is driven by deep fundamental research in a concentrated, value-oriented approach.

4

American Beacon Shapiro SMID Cap Equity FundSM

Performance Overview

December 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Discovery Communications, Inc., Class C,		5.3
Valvoline, Inc.		5.0
FireEye, Inc.		5.0
Caesars Entertainment Corp.		4.9
First Data Corp., Class A,		4.9
Mosaic Co.		4.9
Axalta Coating Systems Ltd.		4.9
Hanesbrands, Inc.		4.9
Maxar Technologies Ltd.		4.8
AMC Networks, Inc.		4.8

Total Fund Holdings	28

Sector Allocation (% Equities)
Consumer Discretionary		35.9
Materials		20.7
Information Technology		19.3
Industrials		14.2
Energy		4.7
Financials		2.9
Health Care		2.3

5

American Beacon FundsSM

Expense Examples

December 31, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 13, 2017 through December 31, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

December 31, 2017 (Unaudited)

American Beacon Shapiro Equity Opportunities Fund
	Beginning Account Value 9/13/2017	Ending Account Value 12/31/2017	Expenses Paid During Period 9/13/2017-12/31/2017*
Institutional Class
Actual	$1,000.00	$1,075.70	$2.47
Hypothetical**	$1,000.00	$1,012.70	$2.40
Y Class
Actual	$1,000.00	$1,075.70	$2.78
Hypothetical**	$1,000.00	$1,012.40	$2.70
Investor Class
Actual	$1,000.00	$1,074.70	$3.66
Hypothetical**	$1,000.00	$1,011.50	$3.55

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.89%, and 1.17% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (110) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon Shapiro SMID Cap Equity Fund
	Beginning Account Value 9/13/2017	Ending Account Value 12/31/2017	Expenses Paid During Period 9/13/2017-12/31/2017*
Institutional Class
Actual	$1,000.00	$1,084.00	$2.79
Hypothetical**	$1,000.00	$1,012.40	$2.70
Y Class
Actual	$1,000.00	$1,083.00	$3.11
Hypothetical**	$1,000.00	$1,012.10	$3.00
Investor Class
Actual	$1,000.00	$1,082.00	$3.98
Hypothetical**	$1,000.00	$1,011.20	$3.85

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.99%, and 1.27% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (110) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

7

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.32%
Consumer Discretionary - 31.43%
Automobiles - 1.82%
General Motors Co.	1,800	$73,782

Hotels, Restaurants & Leisure - 4.99%
Caesars Entertainment Corp.A	16,000	202,400

Media - 15.70%
CBS Corp., Class B, NVDR	3,200	188,800
Discovery Communications, Inc., Class CA	10,100	213,817
Live Nation Entertainment, Inc.A	700	29,799
Walt Disney Co.	1,900	204,269

		636,685

Specialty Retail - 3.97%
Urban Outfitters, Inc.A	4,600	161,276

Textiles, Apparel & Luxury Goods - 4.95%
Hanesbrands, Inc.	9,600	200,736

Total Consumer Discretionary		1,274,879

Energy - 5.98%
Oil, Gas & Consumable Fuels - 5.98%
Devon Energy Corp.	3,100	128,340
WPX Energy, Inc.A	8,100	113,967

		242,307

Total Energy		242,307

Financials - 8.87%
Banks - 8.87%
Bank of America Corp.	6,100	180,072
Regions Financial Corp.	10,400	179,712

		359,784

Total Financials		359,784

Health Care - 9.91%
Pharmaceuticals - 9.91%
Merck & Co., Inc.	3,600	202,572
Pfizer, Inc.	5,500	199,210

		401,782

Total Health Care		401,782

Industrials - 2.47%
Building Products - 2.47%
USG Corp.A	2,600	100,256

Information Technology - 22.70%
Electronic Equipment, Instruments & Components - 8.50%
Corning, Inc.	6,200	198,338
Knowles Corp.A	10,000	146,600

		344,938

IT Services - 5.03%
First Data Corp., Class AA	12,200	203,862

Semiconductors & Semiconductor Equipment - 0.82%
Entegris, Inc.	1,100	33,495

See accompanying notes

8

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.32% (continued)
Information Technology - 22.70% (continued)
Software - 5.01%
FireEye, Inc.A	14,300	$203,060

Technology Hardware, Storage & Peripherals - 3.34%
Apple, Inc.	800	135,384

Total Information Technology		920,739

Materials - 9.96%
Chemicals - 9.96%
Axalta Coating Systems Ltd.A	6,300	203,868
Mosaic Co.	7,800	200,148

		404,016

Total Materials		404,016

Total Common Stocks (Cost $3,467,938)		3,703,763

EXCHANGE-TRADED INSTRUMENTS - 2.63% (Cost $107,364)
Exchange-Traded Funds - 2.63%
SPDR S&P 500 ETF Trust	400	106,744

SHORT-TERM INVESTMENTS - 6.63% (Cost $268,754)
Investment Companies - 6.63%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.13%B C	268,754	268,754

TOTAL INVESTMENTS - 100.58% (Cost $3,844,056)		4,079,261
LIABILITIES, NET OF OTHER ASSETS - (0.58%)		(23,554)

TOTAL NET ASSETS - 100.00%		$4,055,707

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

ETF - Exchange Traded Fund.

NVDR - Non Voting Depositary Receipt.

S&P 500 - Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2017, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,703,763	$-	$-	$3,703,763
Exchange-Traded Instruments	106,744	-	-	106,744
Short-Term Investments	268,754	-	-	268,754

Total Investments in Securities - Assets	$4,079,261	$-	$-	$4,079,261

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended December 31, 2017, there were no transfers between levels.

See accompanying notes

9

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.65%
Consumer Discretionary - 33.97%
Hotels, Restaurants & Leisure - 4.95%
Caesars Entertainment Corp.A	16,700	$211,255

Leisure Products - 4.29%
Acushnet Holdings Corp.	8,700	183,396

Media - 15.23%
AMC Networks, Inc., Class AA	3,800	205,504
Discovery Communications, Inc., Class CA	10,600	224,402
IMAX Corp.A	5,500	127,325
Lions Gate Entertainment Corp., Class BA	2,000	63,480
Live Nation Entertainment, Inc.A	700	29,799

		650,510

Specialty Retail - 4.60%
Urban Outfitters, Inc.A	5,600	196,336

Textiles, Apparel & Luxury Goods - 4.90%
Hanesbrands, Inc.	10,000	209,100

Total Consumer Discretionary		1,450,597

Energy - 4.45%
Oil, Gas & Consumable Fuels - 4.45%
WPX Energy, Inc.A	13,500	189,945

Financials - 2.71%
Banks - 2.71%
Regions Financial Corp.	6,700	115,776

Health Care - 2.20%
Health Care Providers & Services - 2.20%
Patterson Cos., Inc.	2,600	93,938

Industrials - 13.45%
Aerospace & Defense - 6.40%
BWX Technologies, Inc.	1,100	66,539
Maxar Technologies Ltd.	3,215	206,789

		273,328

Building Products - 2.26%
USG Corp.A	2,500	96,400

Professional Services - 3.88%
Dun & Bradstreet Corp.	1,400	165,774

Trading Companies & Distributors - 0.91%
NOW, Inc.A	3,500	38,604

Total Industrials		574,106

Information Technology - 18.29%
Electronic Equipment, Instruments & Components - 3.92%
FLIR Systems, Inc.	700	32,634
Knowles Corp.A	9,200	134,872

		167,506

Internet Software & Services - 2.99%
ChannelAdvisor Corp.A	14,200	127,800

See accompanying notes

10

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.65% (continued)
Information Technology - 18.29% (continued)
IT Services - 4.93%
First Data Corp., Class AA	12,600	$210,546

Semiconductors & Semiconductor Equipment - 1.49%
Entegris, Inc.	1,100	33,495
Versum Materials, Inc.	800	30,280

		63,775

Software - 4.96%
FireEye, Inc.A	14,900	211,580

Total Information Technology		781,207

Materials - 19.58%
Chemicals - 14.84%
Axalta Coating Systems Ltd.A	6,500	210,340
Mosaic Co.	8,200	210,412
Valvoline, Inc.	8,500	213,010

		633,762

Metals & Mining - 4.74%
Compass Minerals International, Inc.B	2,800	202,300

Total Materials		836,062

Total Common Stocks (Cost $3,750,513)		4,041,631

SHORT-TERM INVESTMENTS - 5.51% (Cost $235,215)
Investment Companies - 5.51%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.13%C D	235,215	235,215

SECURITIES LENDING COLLATERAL - 4.78% (Cost $204,400)
Investment Companies - 4.78%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.13%C D	204,400	204,400

TOTAL INVESTMENTS - 104.94% (Cost $4,190,128)		4,481,246
LIABILITIES, NET OF OTHER ASSETS - (4.94%)		(211,071)

TOTAL NET ASSETS - 100.00%		$4,270,175

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at December 31, 2017.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2017, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,041,631	$-	$-	$4,041,631
Short-Term Investments	235,215	-	-	235,215
Securities Lending Collateral	204,400	-	-	204,400

Total Investments in Securities - Assets	$4,481,246	$-	$-	$4,481,246

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended December 31, 2017, there were no transfers between levels.

See accompanying notes

11

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2017 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†	$3,810,507	$4,041,631
Investments in affiliated securities, at fair value‡	268,754	439,615
Cash	-	681
Dividends and interest receivable	4,337	763
Receivable for fund shares sold	-	23,866
Deferred offering costs	26,318	26,318
Prepaid expenses	68,339	68,370

Total assets	4,178,255	4,601,244

Liabilities:
Payable for investments purchased	86,998	90,684
Payable upon return of securities loaned§	-	204,400
Management and sub-advisory fees payable (Note 2)	2,209	2,479
Service fees payable (Note 2)	29	25
Transfer agent fees payable (Note 2)	9	9
Custody and fund accounting fees payable	5,048	5,048
Professional fees payable	12,232	12,232
Trustee fees payable (Note 2)	72	72
Payable for expense reimbursement (Note 2)	15,938	16,109
Other liabilities	13	11

Total liabilities	122,548	331,069

Net assets	$4,055,707	$4,270,175

Analysis of net assets:
Paid-in-capital	$3,811,216	$3,976,865
(Overdistribution) of net investment income	(3,076)	(2,510)
Accumulated net realized gain	12,362	4,702
Unrealized appreciation of investments in unaffiliated securitiesA	235,205	291,118

Net assets	$4,055,707	$4,270,175

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	354,109	370,308

Y Class	10,015	10,000

Investor Class	13,507	13,804

Net assets:
Institutional Class	$3,803,271	$4,012,455

Y Class	$107,537	$108,325

Investor Class	$144,899	$149,395

Net asset value, offering and redemption price per share:
Institutional Class	$10.74	$10.84

Y Class	$10.74	$10.83

Investor Class	$10.73	$10.82

† Cost of investments in unaffiliated securities	$3,575,302	$3,750,513
‡ Cost of investments in affiliated securities	$268,754	$439,615
§ Fair value of securities on loan	$-	$202,300
A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

12

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2017A (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities†	$10,049	$5,973
Dividend income from affiliated securities	876	711

Total investment income	10,925	6,684

Expenses:
Management and sub-advisory fees (Note 2)	6,946	7,615
Transfer agent fees:
Institutional Class (Note 2)	1,130	1,130
Y Class (Note 2)	126	126
Investor Class	859	859
Custody and fund accounting fees	5,048	5,048
Professional fees	32,703	32,709
Registration fees and expenses	14,005	14,005
Service fees (Note 2):
Investor Class	91	83
Prospectus and shareholder report expenses	2,435	2,436
Trustee fees (Note 2)	124	124
Other expenses	468	467

Total expenses	63,934	64,602

Net fees waived and expenses (reimbursed) (Note 2)	(55,925)	(55,408)

Net expenses	8,009	9,194

Net investment income (loss)	2,916	(2,510)

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesB	11,643	3,546
Commission recapture (Note 1)	1,020	1,140
Foreign currency transactions	-	16
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesC	235,205	291,118

Net gain from investments	247,868	295,820

Net increase in net assets resulting from operations	$250,784	$293,310

† Foreign taxes	$-	$117
A Commencement of operations, September 13, 2017 through December 31, 2017.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

13

American Beacon FundsSM

Statements of Changes in Net Assets

	Shapiro Equity Opportunities Fund		Shapiro SMID Cap Equity Fund
	September 13, 2017A to December 31, 2017		September 13, 2017A to December 31, 2017
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,916		$(2,510)
Net realized gain from investments in unaffiliated securities, commission recapture, and foreign currency transactions	12,663		4,702
Change in net unrealized appreciation of investments in unaffiliated securities	235,205		291,118

Net increase in net assets resulting from operations	250,784		293,310

Distributions to shareholders:
Net investment income:
Institutional Class	(5,619)		-
Y Class	(159)		-
Investor Class	(214)		-
Net realized gain from investments:
Institutional Class	(282)		-
Y Class	(8)		-
Investor Class	(11)		-

Net distributions to shareholders	(6,293)		-

Capital share transactions (Note 10):
Proceeds from sales of shares	832,198		979,463
Reinvestment of dividends and distributions	6,293		–
Cost of shares redeemed	(27,275)		(2,598)

Net increase in net assets from capital share transactions	811,216		976,865

Net increase in net assets	1,055,707		1,270,175

Net assets:
Beginning of period	3,000,000	B	3,000,000	B

End of period*	$4,055,707		$4,270,175

*Includes (overdistribution) of net investment income	$(3,076)		$(2,510)

A Commencement of operations.
B Seed capital.

See accompanying notes

14

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as non-diversified, open-end management investment companies. As of December 31, 2017, the Trust consists of thirty-three active series, two of which are presented in this filing: American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

The Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund commenced operations September 13, 2017 with three classes: Institutional Class, Y Class, and Investor Class.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is

15

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable. For the year ended December 31, 2017, the Fund did not have commission recapture income.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under

16

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds and the Manager have entered into an Investment Advisory Agreement with Shapiro Capital Management LLC (“Shapiro”) pursuant to which the Funds have agreed to pay Shapiro an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

Shapiro Equity Opportunities Fund

First $250 million	0.35%
Next $250 million	0.30%
Over $500 million	0.25%

Shapiro SMID Cap Equity Fund

First $250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

The Management and Sub-Advisory Fees paid by the Funds for the period ended December 31, 2017 were as follows:

Shapiro Equity Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,473
Sub-Advisor Fees	0.35%	3,473

Total	0.70%	$6,946

Shapiro SMID Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,554
Sub-Advisor Fees	0.40%	4,061

Total	0.75%	$7,615

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended December 31, 2017, the Manager received securities lending fees of $3 for the securities lending activities of the Shapiro SMID Cap Equity Fund. The Shapiro Equity Opportunities Fund did not participate in securities lending activities during the period ended December 31, 2017.

17

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into Service Plans that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.10% of the average daily net assets attributable to the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to the Trust’s Board of Trustees (the “Board”) approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended December 31, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$31
Shapiro SMID Cap Equity	31

As of December 31, 2017, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$9
Shapiro SMID Cap Equity	9

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period

18

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

ended December 31, 2017, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
Shapiro Equity Opportunities	$173	$-	$173
Shapiro SMID Cap Equity	140	9	149

Interfund Credit Facility

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating Funds for temporary purposes. The interfund credit facility is advantageous to the Funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a Fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2017, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended December 31, 2017, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	9/13/2017 - 12/31/2017	Reimbursed Expenses	(Recouped) Expenses
Shapiro Equity Opportunities	Institutional	0.79%	$51,334	$-	2020
Shapiro Equity Opportunities	Y	0.89%	1,768	-	2020
Shapiro Equity Opportunities	Investor	1.17%	2,823	-	2020
Shapiro SMID Cap Equity	Institutional	0.89%	51,149	-	2020
Shapiro SMID Cap Equity	Y	0.99%	1,729	-	2020
Shapiro SMID Cap Equity	Investor	1.27%	2,530	-	2020

Of these amounts, $15,938 and $16,109 were disclosed as a payable to the Manager on the Statements of Assets and Liabilities at December 31, 2017 for the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2020.

19

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2017, based on management’s evaluation of the shareholder account base, one account has been identified as representing an affiliated controlling ownership of approximately 74% and 75% for the Shapiro Equity Opportunities Fund and the Shapiro SMID Cap Equity Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $10,000 fee each quarter for his attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

20

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Non-Voting Depositary Receipts (“NVDRs”)

NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders

21

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investment Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depository receipt or foreign stock.

Focused Holdings Risk

Because the Funds may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Funds’ NAV and total return when compared to other diversified funds.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of

22

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The results of the 2016 U.S. presidential election may result in significant changes in certain policies. These changes may result in lower corporate taxes, higher levels of public debt, higher interest rates, more restrictions on international trade, and less stringent prudential regulation of certain players in the financial markets.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The abandonment of the euro or withdrawal from the European Union (“EU”) on the part of the United Kingdom or any other member could significantly adversely affect the value of a Fund’s investments in Europe. Particularly, the United Kingdom’s vote to leave the EU could lead to a prolonged period of uncertainty as to the exact terms of exit and the impact on different industry sectors and increased market volatility.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by the underlying funds in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Funds may not perform to expectations. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and

23

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2017.

Shapiro SMID Cap Equity Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions Common Stocks	$204,400	$-	$-	$-	$204,400

Total Borrowings	$204,400	$-	$-	$-	$204,400

Gross amount of recognized liabilities for securities lending transactions					$204,400

6.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2017 the tax cost for each Fund and their respective gross unrealized appreciation and depreciation were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Shapiro Equity Opportunities	$3,844,056	$320,300	$(85,095)	$235,205
Shapiro SMID Cap Equity	4,190,152	374,768	(83,674)	291,094

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

24

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Shapiro Equity Opportunities	$3,687,221	$-	$123,563	$-
Shapiro SMID Cap Equity	3,854,966	-	34,497	-

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2017 were as follows:

Fund	Type of Transaction	September 12, 2017 Share/Fair Value	Purchases	Sales	December 31, 2017 Share/Fair Value	Dividend Income
Shapiro Equity Opportunities Fund	Direct	$-	$1,707,817	$1,439,063	$268,754	$876
Shapiro SMID Cap Equity Fund	Direct	-	1,960,700	1,725,485	235,215	711
Shapiro SMID Cap Equity Fund	Securities Lending	-	206,875	2,475	204,400	N/A

8.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments

25

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2017, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Shapiro Equity Opportunities	$-	$-	$-	$-
Shapiro SMID Cap Equity	202,300	204,400	-	204,400

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 16, 2017, the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Funds, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets. During the period ended December 31, 2017, the Funds did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	September 13, 2017A to December 31, 2017
	(unaudited)
Shapiro Equity Opportunities Fund	Shares		Amount
Shares sold	353,563	B	$3,569,394	B
Reinvestment of dividends	547		5,901
Shares redeemed	(1)		(15)

Net increase in shares outstanding	354,109		$3,575,280

26

American Beacon FundsSM

Notes to Financial Statements

December 31, 2017 (Unaudited)

	Y Class
	September 13, 2017A to December 31, 2017
	(unaudited)
Shapiro Equity Opportunities Fund	Shares		Amount
Shares sold	10,000	B	$100,000	B
Reinvestment of dividends	15		167

Net increase in shares outstanding	10,015		$100,167

	Investor Class
	September 13, 2017A to December 31, 2017
	(unaudited)
Shapiro Equity Opportunities Fund	Shares		Amount
Shares sold	16,086	B	$162,804	B
Reinvestment of dividends	21		225
Shares redeemed	(2,600)		(27,260)

Net increase in shares outstanding	13,507		$135,769

	Institutional Class
	September 13, 2017A to December 31, 2017
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares		Amount
Shares sold	370,308	C	$3,736,241	C

Net increase in shares outstanding	370,308		$3,736,241

	Y Class
	September 13, 2017A to December 31, 2017
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares		Amount
Shares sold	10,000	C	$100,000	C

Net increase in shares outstanding	10,000		$100,000

	Investor Class
	September 13, 2017A to December 31, 2017
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares		Amount
Shares sold	14,050	C	$143,222	C
Shares redeemed	(246)		(2,598)

Net increase in shares outstanding	13,804		$140,624

A Commencement of operations.

B Seed Capital was received on September 13, 2017 in the amount of $2,800,000, $100,000, and $100,000 for the Institutional, Y, and Investor Classes, respectively. As a result, shares were issued in the amounts of 2,800,000, 10,000, and 10,000 for the Institutional, Y, and Investor Classes, respectively.

C Seed Capital was received on September 13, 2017 in the amount of $2,800,000, $100,000, and $100,000 for the Institutional, Y, and Investor Classes, respectively. As a result, shares were issued in the amounts of 280,000, 10,000, and 10,000 for the Institutional, Y, and Investor Classes, respectively.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

27

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	September 13, 2017A to December 31, 2017
	(unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net gains on investments (both realized and unrealized)	0.75

Total income (loss) from investment operations	0.76

Less distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(0.00	)B

Total distributions	(0.02)

Net asset value, end of period	$10.74

Total returnC	7.57	%D

Ratios and supplemental data:
Net assets, end of period	$3,803,271
Ratios to average net assets:
Expenses, before reimbursements	6.34	%E
Expenses, net of reimbursements	0.79	%E
Net investment (loss), before expense reimbursements	(5.24	)%E
Net investment income, net of reimbursements	0.31	%E
Portfolio turnover rate	4	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 13, 2017 through December 31, 2017 and is not annualized.

See accompanying notes

28

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	September 13, 2017A to December 31, 2017
	(unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net gains on investments (both realized and unrealized)	0.75

Total income (loss) from investment operations	0.76

Less distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(0.00	)B

Total distributions	(0.02)

Net asset value, end of period	$10.74

Total returnC	7.57	%D

Ratios and supplemental data:
Net assets, end of period	$107,537
Ratios to average net assets:
Expenses, before reimbursements	6.56	%E
Expenses, net of reimbursements	0.89	%E
Net investment (loss), before expense reimbursements	(5.47	)%E
Net investment income, net of reimbursements	0.21	%E
Portfolio turnover rate	4	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 13, 2017 through December 31, 2017 and is not annualized.

See accompanying notes

29

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	September 13, 2017A to December 31, 2017
	(unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	(0.00	)B
Net gains on investments (both realized and unrealized)	0.75

Total income (loss) from investment operations	0.75

Less distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(0.00	)B

Total distributions	(0.02)

Net asset value, end of period	$10.73

Total returnC	7.47	%D

Ratios and supplemental data:
Net assets, end of period	$144,899
Ratios to average net assets:
Expenses, before reimbursements	8.94	%E
Expenses, net of reimbursements	1.17	%E
Net investment (loss), before expense reimbursements	(7.80	)%E
Net investment (loss), net of reimbursements	(0.03	)%E
Portfolio turnover rate	4	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 13, 2017 through December 31, 2017 and is not annualized.

See accompanying notes

30

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	September 13, 2017A to December 31, 2017
	(unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment (loss)	(0.01)
Net gains on investments (both realized and unrealized)	0.85

Total income (loss) from investment operations	0.84

Net asset value, end of period	$10.84

Total returnB	8.40	%C

Ratios and supplemental data:
Net assets, end of period	$4,012,455
Ratios to average net assets:
Expenses, before reimbursements	6.27	%E
Expenses, net of reimbursementsD	0.89	%E
Net investment (loss), before expense reimbursements	(5.61	)%E
Net investment (loss), net of reimbursements	(0.23	)%E
Portfolio turnover rate	1	%F

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
E	Annualized.
F	Portfolio turnover rate is for the period from September 13, 2017 through December 31, 2017 and is not annualized.

	Y Class
	September 13, 2017A to December 31, 2017
	(unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment (loss)	(0.01)
Net gains on investments (both realized and unrealized)	0.84

Total income (loss) from investment operations	0.83

Net asset value, end of period	$10.83

Total returnB	8.30	%C

Ratios and supplemental data:
Net assets, end of period	$108,325
Ratios to average net assets:
Expenses, before reimbursements	6.53	%E
Expenses, net of reimbursementsD	0.99	%E
Net investment (loss), before expense reimbursements	(5.89	)%E
Net investment (loss), net of reimbursements	(0.36	)%E
Portfolio turnover rate	1	%F

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
E	Annualized.
F	Portfolio turnover rate is for the period from September 13, 2017 through December 31, 2017 and is not annualized.

See accompanying notes

31

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	September 13, 2017A to December 31, 2017
	(unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment (loss)	(0.02)
Net gains on investments (both realized and unrealized)	0.84

Total income (loss) from investment operations	0.82

Net asset value, end of period	$10.82

Total returnB	8.20	%C

Ratios and supplemental data:
Net assets, end of period	$149,395
Ratios to average net assets:
Expenses, before reimbursements	8.90	%E
Expenses, net of reimbursementsD	1.27	%E
Net investment (loss), before expense reimbursements	(8.25	)%E
Net investment (loss), net of reimbursements	(0.62	)%E
Portfolio turnover rate	1	%F

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
E	Annualized.
F	Portfolio turnover rate is for the period from September 13, 2017 through December 31, 2017 and is not annualized.

See accompanying notes

32

Disclosure Regarding the Approval of the Management and

Investment Advisory Agreements (Unaudited)

Approvals Related to American Beacon Shapiro SMID Cap Equity Fund and American Beacon Shapiro Equity Opportunities Fund

At its August 22-23, 2017 meetings, the Board of Trustees (“Board”) considered the approval of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon Shapiro SMID Cap Equity Fund (the “Shapiro SMID Cap Fund”) and the American Beacon Shapiro Equity Opportunities Fund (the “Shapiro Opportunities Fund” and, together with the Shapiro SMID Cap Fund, the “Shapiro Funds”), each a new series of the Trust; and (2) a new investment advisory agreement among the Manager, Shapiro Capital Management, LLC (“Shapiro”) and the Trust, on behalf of the Shapiro Funds (the “Shapiro Agreement”).

Approval of Management Agreement

Prior to the meeting, the Board reviewed information provided by the Manager in response to requests from the Board in connection with the Board’s consideration of the Management Agreement for the Shapiro Funds, and the Investment Committee of the Board met with representatives of the Manager. The Board also considered information that had been provided by the Manager to the Board at its May 16, 2017 and June 6-7, 2017 meetings in connection with the review of the current Management Agreement between the Manager and the Trust as it related to the existing series of the Trust (“Existing Funds”).

Provided below is an overview of the primary factors the Board considered at its August 22-23, 2017 meetings at which the Board considered the approval of the Management Agreement with respect to the Shapiro Funds. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors with respect to each of the Shapiro Funds: (1) the nature and quality of the services to be provided; (2) the potential materiality of the estimated costs to be incurred by the Manager in rendering its services and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with the Existing Funds; and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Shapiro Funds.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of each of the Shapiro Funds.

Nature, Extent and Quality of Services. The Board considered that it had reviewed the Management Agreement between the Manager and the Trust as it relates to the Existing Funds at its May 16, 2017 and June 6-7, 2017 meetings. At those meetings, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel. The Board considered representations made by the Manager at the Board’s May 16, 2017 and June 6-7, 2017 meetings regarding the Manager’s disciplined investment approach and goal to provide above average long-term performance on behalf of the Existing Funds and the Manager’s culture of compliance and support for compliance operations that reduces risks to the Existing Funds. The Board considered the Manager’s representation that the advisory, administrative and related services proposed to be provided to the Shapiro Funds will be consistent with the services provided to the Existing Funds, except that each of the Shapiro Funds is a single-manager fund and, therefore, the Manager will not allocate assets among multiple investment advisors, which it does for many of the Existing Funds. In addition, the Board considered the background and experience of key investment personnel who will have primary responsibility for

33

Disclosure Regarding the Approval of the Management and

Investment Advisory Agreements (Unaudited)

the day-to-day oversight of each of the Shapiro Funds. Based on the foregoing information, the Board concluded that the nature, extent and quality of the services to be provided by the Manager were appropriate for the Shapiro Funds.

Investment Performance. The Board considered that the Shapiro Funds are new and, therefore, had no historical performance for the Board to review with respect to the Manager. The Board also considered that it would review the historical investment performance record relevant to Shapiro’s investment professionals in connection with its consideration of the Shapiro Agreement.

Costs of the Services Provided to the Shapiro Funds and the Profits or Losses to be Realized by the Manager from its Relationship with the Shapiro Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager with respect to each of the Shapiro Funds. The Board also considered that the Manager will receive certain fees related to securities lending, to the extent a Shapiro Fund engages in securities lending activities. The Board considered the Manager’s representation that its accounting system does not provide for cost allocation, except for those expenses which are specifically identifiable as expenses of a Shapiro Fund. Accordingly, except for those expenses, the Manager created an allocation of expenses based upon the estimated percentage of time spent by its employees on distribution and non-distribution related business. The Board then considered that, at assumed asset levels, the Manager was projected to incur a pre-tax loss before and after distribution revenues and expenses from its first year of rendering services to each of the Shapiro Funds. The Board also considered the amounts of those projected losses. In addition, the Board considered that the Manager’s parent company had recently acquired a majority ownership interest in Shapiro and was projected to earn a profit from its allocated portion of Shapiro’s estimated revenues and expenses with respect to each of the Shapiro Funds during the Shapiro Funds’ first year of operations.

Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule, which was the same for each of the Shapiro Funds. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged by the Manager to comparable funds. The Board considered that the management fee rate proposed by the Manager for each Shapiro Fund, on a stand-alone basis, is lower than the average advisory fee rates paid by peer group funds in each Shapiro Fund’s potential Morningstar, Inc. (“Morningstar”) category, but that, when combined with the proposed advisory fee rate to be paid to Shapiro, each Shapiro Fund’s management fee rate is higher than the average advisory fee rates paid by such peer group funds. In addition, the Board considered that the Manager has agreed to limit the expenses of each Shapiro Fund through at least October 28, 2018. The Board considered that expenses of the Shapiro SMID Cap Fund would be limited at levels that are lower than the average expense ratios paid by the peer group funds in the Shapiro SMID Cap Fund’s potential Morningstar category with respect to its Institutional Class and Y Class, and higher than the average expense ratios paid by the peer group funds with respect to the Shapiro SMID Cap Fund’s Investor Class. The Board considered that expenses of the Shapiro Opportunities Fund would be limited at levels that are higher than the Shapiro Opportunities Fund’s potential Morningstar category with respect to each of its share classes. This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to each Shapiro Fund, in light of all the factors considered.

Economies of Scale. The Board considered the Manager’s representation that the proposed management fee rate for each Shapiro Fund contains breakpoints, which the Manager believes properly reflect economies of scale for the benefit of each Shapiro Fund’s shareholders.

Benefits Derived from the Relationship with the Shapiro Funds. The Board considered the Manager’s representation that its overall relationship with the Trust has been and will continue to be a factor in helping the Manager attract separate account business. The Board also considered the Manager’s representation that it does not expect to benefit from the float on any Shapiro Fund monies, but that the Manager will benefit from the Shapiro Funds’ investment of their cash sweep accounts and securities lending collateral in the American Beacon

34

Disclosure Regarding the Approval of the Management and

Investment Advisory Agreements (Unaudited)

U.S. Government Money Market Select Fund, a series of the American Beacon Select Funds. The Board also considered the potential “fall-out” benefits to the Manager arising from the majority ownership interest in Shapiro of the Manager’s parent company. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Shapiro Funds appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Shapiro Funds or the Manager, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”): (1) concluded that the proposed management fee is fair and reasonable with respect to each Shapiro Fund; (2) determined that each Shapiro Fund and its shareholders were expected to benefit from the Manager’s management of the Shapiro Funds; and (3) approved the Management Agreement on behalf of each Shapiro Fund.

Approval of Shapiro Agreement

Prior to the meeting, the Board reviewed information provided by Shapiro in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Shapiro Agreement, and the Investment Committee of the Board met with representatives of Shapiro.

Provided below is an overview of the primary factors the Board considered at its August 22-23, 2017 meetings at which the Board considered the approval of the Shapiro Agreement. In determining whether to approve the Shapiro Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of certain accounts managed by Shapiro; (3) the potential materiality of the estimated costs to be incurred by Shapiro in rendering its services and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (6) comparisons of services and fees with contracts entered into by Shapiro with other clients; and (7) any other benefits anticipated to be derived by Shapiro from its relationship with the Shapiro Funds.

The Board did not identify any particular information that was most relevant to its consideration of the Shapiro Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Shapiro Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Shapiro Agreement were reasonable and fair and that the approval of the Shapiro Agreement was in the best interests of each Shapiro Fund.

Nature, extent and quality of the services to be provided by Shapiro. The Board considered information regarding Shapiro’s principal business activities, its reputation, financial condition and overall capabilities to perform the services under the Shapiro Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing each Shapiro Fund. The Board also considered Shapiro’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board considered Shapiro’s representation that the recent acquisition of a majority interest in Shapiro by the Manager’s parent company does not impact Shapiro’s personnel or operations, including the investment advisory services that it provides to its clients. The Board also took into consideration the Manager’s recommendation of Shapiro. The Board considered Shapiro’s representation regarding the strength of its financial condition and that its current staffing levels were adequate to service each Shapiro Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Shapiro were appropriate for each Shapiro Fund in light of its investment objective, and, thus, supported a decision to approve the Shapiro Agreement.

Performance of Shapiro. With respect to the Shapiro SMID Cap Fund, the Board evaluated the information provided by Shapiro and the Manager regarding the performance of Shapiro’s Mid Cap Composite (“Mid Cap

35

Disclosure Regarding the Approval of the Management and

Investment Advisory Agreements (Unaudited)

Composite”) relative to the performance of the Russell 2500 Index, the Morningstar U.S. Fund Mid-Cap Blend Peer Group (“Mid Cap Peer Group”) and certain funds included in the Core Peer Group that the Manager deems to have characteristics that are similar to those of the Shapiro SMID Cap Fund (“Mid Cap Select Peer Group”). The Board considered representations made by Shapiro and the Manager that, for various periods ended June 30, 2017, the Mid Cap Composite’s performance relative to the Russell 2500 Index, the Mid Cap Peer Group and the various individual funds included in the Mid Cap Select Peer Group generally was favorable. Based on the foregoing information, the Board concluded that the historical investment performance record of Shapiro supported approval of the Shapiro Agreement.

With respect to the Shapiro Opportunities Fund, the Board evaluated the information provided by Shapiro and the Manager regarding the performance of Shapiro’s All Cap Opportunities Composite (“All Cap Composite”) relative to the performance of the Russell 3000 Index, the Morningstar U.S. Fund Large Blend Peer Group (“Large Blend Peer Group”) and certain funds included in the Large Blend Peer Group that the Manager deems to have characteristics that are similar to those of the Shapiro Opportunities Fund (“All Cap Select Peer Group”). The Board considered representations made by Shapiro and the Manager that, for various periods ended June 30, 2017, the All Cap Composite’s performance relative to the Russell 3000 Index, the All Cap Peer Group and the various individual funds included in the All Cap Select Peer Group generally was favorable. Based on the foregoing information, the Board concluded that the historical investment performance record of Shapiro supported approval of the Shapiro Agreement.

Comparisons of the amounts to be paid under the Shapiro Agreement with those under contracts between Shapiro and its other clients. In evaluating the Shapiro Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Shapiro on behalf of each Shapiro Fund. The Board considered that Shapiro’s investment advisory fee rate under the Shapiro Agreement would be paid to Shapiro by each Shapiro Fund. The Board considered Shapiro’s representation that the advisory fee rate proposed for each Shapiro Fund is below the advisory fee rate that Shapiro currently charges to other clients for which it provides comparable services. After evaluating this information, the Board concluded that Shapiro’s advisory fee rate under the Shapiro Agreement was reasonable in light of the services to be provided to each Shapiro Fund.

Costs of the services to be provided and profits to be realized by Shapiro and its affiliates from its relationship with the Shapiro Funds. The Board considered Shapiro’s representation that, at assumed asset levels, Shapiro believes that it will operate at a loss with respect to the Shapiro Opportunities Fund and will break-even with respect to the Shapiro SMID Cap Fund during the Shapiro Funds’ first year of operations.

Economies of Scale. The Board considered Shapiro’s representation that Shapiro believes that the proposed advisory fee schedule for each Shapiro Fund, which includes breakpoints, reflects economies of scale for the benefit of the Shapiro Funds’ investors.

Benefits to be derived by Shapiro from its relationship with the Shapiro Funds. The Board considered Shapiro’s representation that it may benefit from soft dollar transactions with respect to the Shapiro Funds. Based on the foregoing information, the Board concluded that the potential benefits accruing to Shapiro by virtue of its relationship with the Shapiro Funds appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Shapiro Funds, the Manager or Shapiro, as that term is defined in the 1940 Act, concluded that, with respect to each Shapiro Fund, the proposed investment advisory fee rate is fair and reasonable and the approval of the Shapiro Agreement is in the best interests of the Shapiro Fund and approved the Shapiro Agreement.

36

Delivery of Documents

eDelivery is NOW AVAILABLE – Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each month.

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, MA	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 12/17

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds

Date: March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds

Date: March 9, 2018

By /s/ Melinda G. Heika

Melinda G. Heika
Treasurer
American Beacon Funds

Date: March 9, 2018